As filed with the Securities and Exchange Commission on July 8, 2002

Securities Act File No. 33-80966
Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 17

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 18

The Commerce Funds
(Exact Name of Registrant as Specified in Charter)

4900 Sears Tower
Chicago, IL 60606
(Address of Principal Executive Offices)

Registrant’s Telephone Number:
800-995-6365

W. Bruce McConnel, III
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)

            on (date) pursuant to paragraph (b)

            60 days after filing pursuant to paragraph (a)(1)

            on (date) pursuant to paragraph (a)(1)

            75 days after filing pursuant to paragraph (a)(2)

            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Institutional Shares and Service Shares

THE COMMERCE FUNDS Service Shares Prospectus Subject to Completion Dated July 8, 2002

The Asset Allocation Fund

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECU- RITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Asset Allocation Fund	2
Description of the Underlying Funds	11
Principal Risks of the Underlying Funds	13
Account Policies and Features	19
Buying Service Shares	19
Redeeming Service Shares	25
General Policies	27
Tax Information	30
Service Providers	31

The Commerce Funds PAGE 1

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What This
Fund Is:
This Fund is a mutual fund. A mutual fund is a pooled investment that gives you an opportunity to participate in financial markets. The Fund is professionally managed. The Fund has stated goals that it attempts to reach. However, as with all mutual funds, this Fund cannot offer guaranteed results. You could lose money in this Fund.

  PAGE 2  The Commerce Funds
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Asset Allocation Fund

Investment Objective

•	Seeks total return through capital appreciation and current income.

Primary Investment Strategies

•	Asset allocation is the practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. The Fund seeks to achieve its investment objective by investing in a combination of underlying funds for which Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) now or in the future acts as investment adviser. The Fund may, to the extent permitted by the Securities and Exchange Commission, also invest in other unaffiliated underlying funds. Collectively, all such underlying funds are referred to as the “Underlying Funds.”

•	The Commerce Asset Allocation Fund is weighted to stock fund investments (the “Underlying Equity Funds”), while adding a sufficient amount of bond fund investments to add diversification, enhance income and reduce volatility (the “Underlying Fixed-Income Funds”). Under normal market conditions, approximately 60% of the Fund’s total assets will be allocated among Underlying Equity Funds and approximately 40% will be allocated to Underlying Fixed-Income Funds.

•	The Adviser expects that the Fund will invest a relatively significant percentage of its equity allocation in the Commerce Growth Fund and Commerce Value Fund and will invest a smaller percentage in the Commerce MidCap Growth Fund, the Commerce International Equity Fund and certain non-affiliated funds. It is expected that the fixed-income portion will be invested in the Commerce Bond Fund. Generally, the Fund does not intend to invest over 5% of the Fund’s total assets in a non-affiliated fund.

•	To the extent permitted by the Securities and Exchange Commission, the Fund may also invest in individual securities when the portfolio manager thinks it is appropriate.

What This Fund Is Not:

An investment in this Fund is not a bank deposit. Your investment is not insured or guaranteed by the FDIC or any other agency of the government.

The Fund seeks to achieve its investment objective by investing within specified equity and fixed-income ranges among the Underlying Funds. The table below illustrates the current Underlying Equity/ Fixed-Income Fund allocation targets:

Equity/ Fixed-Income Target (Percentage of the Fund’s Total Assets)

Allocation of Fund’s Assets	Target	Range

Equity	60%	42-75%
Fixed-Income	40%	22-58%

The Fund will invest in particular Underlying Funds based on various criteria. Among other things, the Adviser’s Investment Policy Team will analyze the Underlying Funds’ respective investment objectives, policies and investment strategies in order to determine which affiliated Underlying Funds, in combination with other non-affiliated Underlying Funds, are appropriate. This analysis is completed as part of the Team’s formal review of market conditions and incorporates an analysis of expected returns of the different asset classes.

The Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage targets described above.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/ FIXED-INCOME TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL.

In addition, the Fund’s investment objective is non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

The Commerce Funds PAGE 3

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Asset Allocation Fund (continued)

Primary Risks of Investing in the Fund

Allocation Risk: While the Fund can invest in any or all of the Underlying Funds, it is expected that the Fund will normally invest in only some of the Underlying Funds at any particular time. The Fund’s investment in any of the Underlying Funds may, and in some cases is expected to, exceed 25% of the Fund’s total assets.

Investment Risk: The value of your investment in this Fund may fluctuate, which means that you could lose money. The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Underlying Funds to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk: A strategy used by the Adviser may fail to produce the intended results.

These risks are more fully described in the Additional Risks of Investing in the Fund section on page 9.

  PAGE 4  The Commerce Funds
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Asset Allocation Fund Past Performance

The Fund commenced operations on                 , 2002. Since the Fund has less than one calendar year’s performance, no performance information is provided in this section.

The Commerce Funds PAGE 5

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Asset Allocation Fund (continued)

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund. Fees of the Underlying Funds are reflected in those Funds’ performance, and thus indirectly in Fund performance. The fees of the Underlying Funds are approximately 0.99% of the Asset Allocation Fund’s average net assets based on current allocation targets, and may fluctuate.

	Asset Allocation Fund
	Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)		None
Redemption Fees		None
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees (for asset allocation) (3)		0.20%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (4)	0.18%
Other Operating Expenses	0.54%
Total Other Expenses		0.72%

Total Annual Fund Operating Expenses (5)		1.17%
Less: Fee Waivers and Reimbursements (3)(5)(6)		0.52%

Net Annual Fund Operating Expenses		0.65%

(1)	A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.

(2)	The operating expenses for the Fund are estimated for the current fiscal year.

(3)	The Adviser has contractually agreed to waive its entire management fee at least until October 31, 2003.

(4)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.

(5)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses and Underlying Fund expenses, at least until October 31, 2003 to the extent necessary for the Asset Allocation Fund to maintain Net Annual Fund Operating Expenses of not more than 0.65% of average daily net assets. The expenses (“indirect expenses”) incurred by the Underlying Funds in which the Asset Allocation Fund invests are not included in the Total Annual Fund Operating Expenses. Also, the income received from the Underlying Funds by the Asset Allocation Fund is net of those indirect expenses.

(6)	The Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets at least until October 31, 2003.

  PAGE 6  The Commerce Funds
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Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same and exclude the Underlying Funds expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$414	$659

The Commerce Funds PAGE 7

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Asset Allocation Fund (continued)

Asset Allocation Fund Financial Highlights

The Fund commenced operations on                      , 2002. Since the Fund has less than one calendar year’s performance, no financial information is provided in this section.

  PAGE 8  The Commerce Funds
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Additional Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. While the Fund offers a greater level of diversification than many other types of mutual funds, a single Fund may not provide a complete investment program for an investor. The following summarizes additional risks that apply to the Fund and may result in a loss of your investment. There can be no assurance that the Fund will achieve its investment objective.

Investing in the Underlying Funds: The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser. The value of the Underlying Funds’ investments, and the net asset values (“NAV”) of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved.

Investments of the Underlying Funds: Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Funds. The Fund may invest in Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. In addition, the Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts (“REITs”) and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices.

Affiliated Persons: In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing certain of the Underlying Funds. The Trustees and officers of The Commerce Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

Expenses: You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate

The Commerce Funds PAGE 9

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Asset Allocation Fund (continued)

share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Temporary Investments: Although the Fund normally seeks to remain substantially invested in the Underlying Funds, the Fund may invest a portion of its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of the Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, the Fund may invest without limitation in short-term obligations. When the Fund’s assets are invested in such investments, the Fund may not be achieving its investment objective.

  PAGE 10 The Commerce Funds
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Description of the Underlying Funds

The following is a concise description of the investment objectives and practices for each of the Underlying Funds that are available for investment by the Fund as of the date of this Prospectus. The Fund may also invest in other Underlying Funds not listed below that may become available for investment in the future at the discretion of the Adviser without shareholder approval. No offer is made in this Prospectus of any of the Underlying Funds.

Underlying Fund	Investment Objectives	Investment Criteria

Description of the Underlying Equity Funds
Commerce Growth Fund	Seeks capital appreciation	Under normal market conditions, the Fund invests at least 65% of its total assets in equity investments, primarily common stock. The Fund invests principally in stocks of companies that show above-average growth in earnings. The Fund’s Adviser believes that investing in companies with strong earnings growth will lead to future capital appreciation. The Fund generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Growth Index.
Commerce Value Fund	Seeks capital appreciation and, secondarily, current income	Under normal market conditions, the Fund invests at least 65% of its total assets in equity investments, primarily common stock. The Fund invests principally in stock of companies that are selling below fair market value compared to their future potential. The Fund seeks a higher return than the market index over time as the stocks it purchases rise in price to more normal valuations. The Fund utilizes a broadly diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income. The Fund generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Value Index.

Commerce MidCap Growth Fund	Seeks capital appreciation	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in mid- cap issuers. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell MidCap Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell MidCap Growth Index is currently between $1 billion and $15 billion. The Fund invests principally in stocks of companies that show the potential for above-average earnings growth. The Fund seeks capital appreciation by investing in companies that exhibit high rates of profitability, earnings growth and corporate reinvestment.

The Commerce Funds PAGE 11

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Description of the Underlying Funds (continued)

Underlying Fund	Investment Objectives	Investment Criteria

Description of the Underlying Equity Funds

Commerce International Equity Fund	Seeks total return with an emphasis on capital growth	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in established companies that conduct their principal activities or are located outside the United States or whose securities are traded in foreign markets. The Fund will be invested in any of the non-U.S. regions of the global equity markets, including (but not limited to) the Far East and Europe. The Fund will invest in emerging markets, such as Latin America, on an opportunistic basis. In addition, the Fund focuses on purchasing securities of large and, to a lesser extent, medium-sized companies, although stocks may be purchased without regard to a company’s market capitalization. Stocks of medium-sized companies will be purchased on an opportunistic basis.

Underlying Fund	Investment Objectives	Investment Criteria

Description of the Underlying Fixed-Income Fund
Commerce Bond Fund	Seeks total return through current income and, secondarily, capital appreciation	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in fixed-income securities. In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities.
The Fund may invest at least 65% of its total assets in fixed-income securities (bond) rated at the time of purchase A- or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality. In addition, the average effective duration will be within 30% of Lehman Bros. Aggregate Bond Index. The market-weighted average credit rating of the Fund’s entire portfolio will be AA-/Aa3 or better.

  PAGE 12 The Commerce Funds
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Principal Risks of the Underlying Funds

Loss of money is a risk of investing in each Underlying Fund. An investment in an Underlying Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Underlying Funds and may result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor, which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, an Underlying Fund will be unable to possess and sell the underlying collateral and that an Underlying Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, an Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount owed.

Call Risk: An issuer may exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, an Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. A bond’s credit rating could be downgraded. An Underlying Fund could lose money in either of these instances. The Commerce Bond Fund may invest up to 35% of its net assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher rated obligations.

Currency Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events which could otherwise affect the value of a

The Commerce Funds PAGE 13

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Principal Risks of the Underlying Funds (continued)

foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of a foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Although an Underlying Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, an Underlying Fund’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that an Underlying Fund’s total assets, adjusted to reflect the Underlying Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Underlying Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the respective net currency positions of the Commerce International Equity Fund may expose it to risks independent of its securities positions. Although the net long and short foreign currency exposure of the Commerce International Equity Fund will not exceed its total asset value, to the extent that the Underlying Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Underlying Funds investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

The Commerce International Equity Fund may enter into foreign currency transactions in an effort to hedge all or any portion of its portfolio positions. Specifically, foreign currency contracts may be used for this purpose to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Underlying Fund. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Commerce International Equity Fund may also enter into foreign currency exchange contracts to seek to increase total return when its sub-adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Commerce International Equity Fund. In addition, the Commerce International Equity Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the sub-adviser believes that there is a pattern of correlation between the currencies.

  PAGE 14 The Commerce Funds
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Emerging Market Risk: The Commerce International Equity Fund may invest its assets in countries with emerging economies or securities markets. To the extent that the International Equity Fund has investments in emerging market countries, it will be subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the United States in terms of wealth and stability, and their financial markets may lack liquidity. Investments in these countries are much riskier than those in mature countries. Most of these countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. As a result, the risks of investing in foreign securities, including the risks of nationalization and expropriation may be heightened. In addition, unanticipated political or social developments may affect the value of the Commerce International Equity Fund’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in certain countries and limited volume of trading in securities in those countries may make the Commerce International Equity Fund’s investments in such countries illiquid and more volatile than investments in most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Euro Risk: On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities an Underlying Fund may hold, or the impact, if any, on an Underlying Fund’s performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors

The Commerce Funds PAGE 15

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Principal Risks of the Underlying Funds (continued)

experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Underlying Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Underlying Funds may be denominated in the euro.

Extension Risk: An issuer may exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and an Underlying Fund will also suffer from the inability to invest in higher-yielding securities.

Foreign Risk: Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries (including the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions) or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting, and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions and the legal remedies for investors may be more limited than the remedies available in the United States. Also, the costs attributable to investing abroad are usually higher than those of investing in the United States. These costs include higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less market liquidity, more market volatility and political and economic instability. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

The Commerce International Equity and Commerce Bond Funds may invest in foreign debt and in the securities of foreign governments. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

The Commerce Growth, Value, MidCap Growth and International Equity Funds may invest in ADRs, some of which may not be sponsored by the issuing institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities.

  PAGE 16 The Commerce Funds
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Futures/ Options Risk: To the extent an Underlying Fund uses futures and options, it is exposed to additional volatility and potential losses. Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be made or sold for any number of reasons, including: to manage an Underlying Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; to protect the value of portfolio securities; and to adjust portfolio duration. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed the Underlying Fund’s initial investment in such contracts.

Income Risk: Income risk is the risk that an Underlying Fund’s portfolio income will decline because of falling market interest rates.

Interest Rate Risk: Generally, the market value of fixed-income securities in an Underlying Fund can be expected to go up when interest rates go down and to go down when interest rates go up (although many mortgage related securities will have less potential than other debt securities for capital appreciation during period of declining rates). Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in an Underlying Fund, the more an Underlying Fund’s share price will go up or down in response to interest rate changes.

Investment Risk: The value of your investment in an Underlying Fund may go up or down, which means that you could lose money.

Management Risk: A strategy used by the Adviser may fail to produce the intended results. The Adviser’s assessment of companies whose securities are held by an Underlying Fund may prove incorrect, resulting in losses or poor performance, even under favorable market and interest rate conditions.

Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in an Underlying Fund to increase or decrease. An Underlying Fund’s NAV may fluctuate with movements in the equity markets.

Maturity Risk: An Underlying Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Mid-Cap and Small-Cap Risk: Investing in securities of smaller and mid-sized companies may be riskier than investing in securities of larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. They often depend on a smaller, less experienced management group. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject

The Commerce Funds PAGE 17

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Principal Risks of the Underlying Funds (continued)

to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these company stocks may be more volatile than the prices of larger company stocks. As a result, an Underlying Fund’s NAV may be subject to rapid and substantial changes if it invests in these stocks.

Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates. Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Underlying Fund based on the Adviser’s analysis of the market value of the security. The Commerce Bond Fund may purchase “stripped” mortgage-backed securities (SMBS) and other types of “stripped” securities. SMBS, in particular, are more volatile and sensitive to interest rate changes than ordinary debt securities, and there is a greater risk that an Underlying Fund’s initial investment in these securities may not be fully recouped.

Portfolio Turnover Risk: The Underlying Funds may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by a portfolio. Shareholders in the Underlying Funds must pay tax on such capital gains.

Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return.

Short-Term Investing Risk: For temporary defensive purposes, the Adviser may decide to suspend the normal investment activities of an Underlying Fund by investing up to 100% of its assets in cash and cash equivalent short-term obligations, including money market instruments, a term that includes bank obligations, commercial paper, U.S. Government obligations, foreign government securities (if permitted) and repurchase agreements. Bank obligations include obligations of foreign banks or foreign branches of U.S. banks. The Adviser may temporarily adopt a defensive position to reduce changes in the value of an Underlying Fund’s shares that may result from adverse market, economic, political or other conditions. When the Adviser pursues a temporary defensive strategy, the Underlying Funds may not be following their stated objectives and may not profit from favorable developments that they would have otherwise profited from if they were pursuing their normal investment strategies.

U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

  PAGE 18 The Commerce Funds
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Account Policies And Features

The following information is intended to help you understand how to purchase and redeem shares of the Asset Allocation Fund. It will also explain the features you can use to customize your Asset Allocation Fund account to meet your needs.

Buying Service Shares

How Are Service Shares Priced?

You pay a sales charge (load) to invest in the Fund. Service Shares of the Fund are purchased at their public offering price (POP), which is the Fund’s net asset value (NAV) per share plus a front-end sales charge. The NAV is generally calculated as of the close of trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE). Your order will be priced at the NAV next calculated after your order is received in proper form by The Commerce Funds’ Transfer Agent plus any applicable sales charge. Therefore, to receive the NAV of any given day, The Commerce Funds must receive your order in proper form by the close of regular trading on the NYSE that day. If The Commerce Funds receives your order after the NYSE closes, you will receive the NAV that is calculated on the close of trading on the following day. The Commerce Funds are open for business on the same days as the NYSE. The Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds’ Board of Trustees. Certain short-term securities may be valued at amortized cost, which approximates fair value.

Trading in foreign securities is generally completed before the end of regular trading on the NYSE and may occur on weekends and U.S. holidays and at other times when the NYSE is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the NAV for the Fund invested in foreign securities. You may not be able to redeem or purchase shares of the Fund during these times.

The impact of events that occur after the publication of market quotations used by the Fund to price its securities but before the close of regular trading on the NYSE will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4 p.m. Eastern time. In the event the NYSE does not open for business because of an emergency, the Fund may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-995-6365.

How to Calculate NAV

NAV	= (Value of Assets Attributable to the Class) – (Liabilities Attributable to the Class) Number of Outstanding Shares of the Class

The Commerce Funds PAGE 19

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Buying Service Shares (continued)

The Fund reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV. In addition, the Fund reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as permitted by the SEC.

Sales Charge: The maximum front-end sales charge is 3.50% for the Asset Allocation Fund and may be less based on the amount you invest, as shown in the following charts:

Asset Allocation Fund:

			Maximum Dealer’s
	As a % of	As a % of	Reallowance as a %
	offering price	net asset value	of offering price
Amount of Purchase	per share	per share	per share*
Less than $100,000	3.50	3.63	3.15
$100,000 but less than $250,000	2.50	2.56	2.25
$250,000 but less than $500,000	1.50	1.52	1.35
$500,000 but less than $1,000,000	1.00	1.01	0.90
$1,000,000 or more	0.00 **	0.00 **	1.00 ***

*	Dealer’s reallowance may be changed periodically.

**	There is no initial sales charge on purchases of $1,000,000 or more of Service Shares; however, a contingent deferred sales charge (CDSC) of 1.00% will be imposed on the lesser of the POP or the NAV of the shares on the redemption date for shares redeemed within 18 months after purchase.

***	The Distributor may pay placement fees to dealers of up to 1.00% of the POP on purchases of Service Shares of $1,000,000 or more.

When There Is No Sales Charge: There is generally no sales charge on Service Shares purchased by the following types of investors or transactions:

•	automatic reinvestments and cross reinvestments of dividends and capital gain distributions;

•	the Exchange Privilege described below;

•	the Redemption Reinvestment Privilege described below;

•	non-profit organizations, foundations and endowments qualified under Section 501(c)(3) of the Internal Revenue Code (excluding individual tax sheltered annuities);

•	any state, county or city, or any instrumentality, department, authority or agency thereof, prohibited by applicable laws from paying a sales charge for the purchase of Fund shares;

•	registered representatives of dealers who have entered into dealer agreements with Goldman, Sachs & Co. to the extent permitted by such firms and for their customers;

•	financial planners and their clients;

•	customers of Commerce Bank’s Commerce Trust Company (CTC) who purchase shares for an account that is outside the CTC relationship; or

•	immediate family (other than spouses and legal dependents) of employees, directors, advisory directors, officers and retirees of Commerce Bancshares, Inc., Goldman,

  PAGE 20 The Commerce Funds
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Sachs & Co., State Street Bank and Trust Company and National Financial Data Services, Inc. and their subsidiaries and affiliates.

What Is The Minimum Investment For The Fund?

	Initial	Additional
	Investment	Investments
Regular Account	$1,000	$250
Automatic Investment Account	$500	$50/month
Individual Retirement Accounts (except SEP & SIMPLE IRAs), Keogh plans, corporate retirement plans, public employer deferred plans, profit sharing plans and 401(k) plans	$1,000	$250
SEP and SIMPLE IRAs	$50	$50/month

Who Can Buy Service Shares?

This Prospectus describes the Services Shares of the Asset Allocation Fund. Services Shares are offered primarily to:

•	individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and

•	financial planners and their clients.

The Commerce Funds is also authorized to issue an additional class of shares, Institutional Shares. Institutional Shares are offered primarily to:

•	investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills;

•	participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;

•	any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;

•	employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and NFDS and their subsidiaries and affiliates; and

•	financial planners, broker/dealers and their clients.

How Do I Buy Service Shares?

The following section describes features and gives specific instructions on how to purchase Service Shares directly from The Commerce Funds. The Commerce Funds has authorized certain dealers to purchase shares of the Fund on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

The Commerce Funds PAGE 21

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Buying Service Shares (continued)

1. Consider The Following Features To Customize Your Account:

•	Making Automatic Investments: The Automatic Investment feature lets you transfer money from your financial institution account into your Fund account automatically either on the 1st or the 15th of the month. The Automatic Investment feature is one way to use dollar cost averaging to invest (see below). Only accounts at U.S. financial institutions that permit automatic withdrawals through the Automated Clearing House are eligible. Check with your financial institution to determine eligibility.

•	Using Dollar Cost Averaging: Dollar cost averaging involves investing a dollar amount at regular intervals. Because more shares are purchased during periods with lower share prices and fewer shares are purchased when the price is higher, your average cost per share may be reduced. In order to be effective, dollar cost averaging should be followed on a regular basis. You should be aware, however, that shares bought using dollar cost averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price. Dollar cost averaging does not assure a profit or protect against a loss in a declining market. Since dollar cost averaging involves investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue to purchase through periods of low price levels. You can invest through dollar cost averaging on your own or through the Automatic Investment feature described above.

•	Using Rights Of Accumulation: When you buy Service Shares of The Commerce Funds, your current total investment determines the sales charge (load) you pay. Since larger investments receive a discounted sales charge, the sales charge (load) you pay may subsequently be reduced as you build your investment.

To buy Service Shares at a reduced sales charge under Rights of Accumulation, you must indicate at the time of purchase that a quantity discount is applicable. (See section 5 of the application.) A reduction in sales charge is subject to a check of appropriate records, after which you will receive the lowest applicable sales charge.

Example: Suppose you own Service Shares with a current total value of $90,000 that can be traced back to the purchase of the shares with a sales charge. If you subsequently invest $10,000 in any Fund within The Commerce Funds family that has a 3.50% sales charge, you will pay a reduced sales charge of 2.50% of the POP on the additional purchase.

•	Using Letters Of Intent: You may also buy Service Shares at a reduced sales charge under a written Letter of Intent, a non-binding commitment to invest a total of at least $100,000 in one or more Fund of The Commerce Funds within a period of 13 months and under the terms and conditions of the Letter of Intent. Service Shares you buy under a Letter of Intent will be eligible for the same sales charge discount that would have been available had all of your Service Shares been purchased at once. To use this feature, complete the Letter of Intent section on your account application. A Letter of Intent must be filed with The Commerce Funds within 90 days of the first investment under the Letter of Intent provision.

  PAGE 22 The Commerce Funds
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Things To Consider When Completing A Letter Of Intent:

•	The Letter of Intent does not bind you to buy or sell shares of the full amount at the sales charge indicated. However, you must complete the intended purchase to obtain the reduced sales charge.

•	When you sign a Letter of Intent, The Commerce Funds will hold in escrow a sufficient number of shares which can be sold to make up any difference in the sales charge on the amount actually invested.

•	After you fulfill the terms of the Letter of Intent, the shares in escrow will be released.

•	If your aggregate investment exceeds that indicated in your Letter of Intent, you will receive an adjustment which reflects the further reduced sales charge applicable to your excess investment.

•	You may combine purchases that are made by members of your immediate family, or the total investments of a trustee or custodian of any qualified pension or profit-sharing plan or IRA established for your benefit. Please reference on the account application the accounts that are to be combined for this purpose.

2. Contact The Commerce Funds To Open Your Account:

By Mail:

Complete an account application. Mail the completed application and a check payable to The Commerce Funds to:

The Commerce Funds
c/o Shareholder Services
P.O. Box 219525
Kansas City, MO 64121-9525

In Person:

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in opening an account.

•	Federal regulations require you to provide a certified Taxpayer Identification Number upon opening or reopening an account.

•	If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments by check must be in U.S. dollars and must be drawn only on U.S. financial institutions.

How Do I Add To My Commerce Funds Account?

To add to your original investment, you may either mail your additional investment to the address above or you may use Electronic Funds Transfer.

The Commerce Funds PAGE 23

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Buying Service Shares (continued)

By Electronic Funds Transfer:

To use Electronic Funds Transfer, have your bank send your investment to:

Investors Fiduciary Trust Company, with these instructions:

— ABA #101003621
— Account #756-044-3
— Your name and address
— Your social security or tax ID number
— Name of the Fund
— Class of shares
— Your new account number

What Are My Options For Changing My Investment Within The Commerce Funds?

•	Changing Shares From Fund To Fund: As a shareholder, you have the privilege of exchanging your shares for Service Shares of any other Commerce Fund. Exchanges may also be made into the Service Shares of Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio (“Money Market Fund”). Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., serves as investment adviser for the Money Market Fund.

Service Shares being exchanged are subject to the minimum initial and subsequent investment requirements as described above. The Commerce Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days’ notice of any material modification or termination of the exchange privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission (SEC). Before exchanging your shares, you should consider carefully the investment objectives, policies, risks and expenses of the Fund you are acquiring.

•	Making Automatic Exchanges: You may request on your account application that a specified dollar amount of Service Shares be automatically exchanged for Service Shares of any other Commerce Fund. These automatic exchanges may be made on any one day of each month and are subject to the following conditions: 1) the minimum dollar amount for automatic exchanges must be at least $250 per month; 2) the value of the account in the originating Fund must be at least $1,000 after the exchange; 3) the value of the account in the acquired Fund must equal or exceed the acquired Fund’s minimum initial investment requirement; and 4) the names, addresses and taxpayer identification number for the shareholder accounts of the exchanged and acquired Funds must be identical.

•	Cross Reinvesting Of Distributions: You may invest dividend or capital gain distributions from one Fund of the Service Class to another Fund of the Service Class. If you elect to reinvest the distributions paid by one Fund in shares of another Fund of The Commerce Funds, the dividends or distributions will be treated as received by you for tax purposes. Cross reinvestment privileges do not apply to the Money Market Fund described under “Changing Shares From Fund to Fund.”

  PAGE 24 The Commerce Funds
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Redeeming Service Shares

You May Sell Shares At Any Time: Your shares will be sold at the NAV next calculated after The Commerce Funds’ Transfer Agent receives your properly completed order. Your order will be processed promptly and you will generally receive the proceeds within one week. PLEASE NOTE: If the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until payment has been collected, which could be up to 15 business days.

Receipt Of Proceeds From A Sale: Proceeds will normally be wired the business day after your request to redeem shares is received in good order by the Transfer Agent. Payment by check will ordinarily be made within seven calendar days following redemption or you may have your proceeds sent by federal wire to your financial institution account. Your request to wire proceeds is subject to the financial institution’s wire charges.

Written requests to sell Service Shares must be signed by each shareholder, including each joint owner. Certain types of redemption requests will need to include a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers. Guarantees from notaries public will not be accepted.

How Do I Redeem Shares From My Commerce Funds Account?

The following section describes how to redeem shares directly through The Commerce Funds. The Commerce Funds has authorized certain dealers to redeem shares of the Fund on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1.	Consider Using An Automated Redemption:

•	Making Automatic Withdrawals: If you are a shareholder with an account valued at $5,000 or more, you may withdraw amounts in multiples of $100 or more from your account on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal feature. At your option, you may choose to have your automatic withdrawal paid either by check or directly deposited into a financial institution account. Withdrawals paid by check are distributed on or about the 15th of the month. Direct deposits made to a financial institution account can be made on any day of the month. To participate in this feature, supply the necessary information on the account application or in a subsequent written request. This feature may be suspended should the value of your account fall below $500.

2. Contact The Commerce Funds To Redeem Shares From Your Account

By Mail:

Write a letter to us that gives the following information:

— names of all account owners
— your account number
— the name of the Fund
— the dollar amount you want to redeem
— what we should do with the proceeds

The Commerce Funds PAGE 25

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Redeeming Service Shares (continued)

Each owner, including each joint owner should sign the letter. Mail your request to:

The Commerce Funds
c/o Shareholder Services
P. O. Box 219525
Kansas City, MO 64121-9525

By Telephone – Requesting Proceeds Be Wired:

Call The Commerce Funds with your request. Please see “What Are The Important Things To Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. When requesting a redemption by wire you must be redeeming shares in the amount of $1,000 or more. Also, the Fund must have your financial institution account information already on file. Proceeds will be wired directly to this designated account.

By Telephone – Requesting Proceeds Be Sent By Check:

Call The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. Central time) with your request. Please see “What Are The Important Things to Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. The check will be made payable to the shareholder(s) of record and sent to the address listed on your account.

In Person:

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in redeeming shares from your account.

What Are The Important Things To Consider When Contacting The Commerce Funds By Telephone?

You may call us at 1-800-995-6365 (8 a.m.-5 p.m. Central time) to explain what you want to do. To make additions by phone or request electronic transfers or request redemptions, we need your prior written authorization. If you did not check the box in Section 8 of your original account application, you must send us a letter that gives us this authorization.

Telephone purchases will be made at the NAV next determined after the Transfer Agent receives an order in good form. If you should experience difficulty in redeeming your shares by telephone (e.g., because of unusual market activity), we urge you to consider redeeming your shares by mail.

You should note that the Transfer Agent may act on a telephone purchase or redemption request from any person representing himself to be you and reasonably

  PAGE 26 The Commerce Funds
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believed by the Transfer Agent to be genuine. Neither The Commerce Funds nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, The Commerce Funds will use all procedures considered reasonable; the Funds may be liable for any losses if they fail to do so.

General Policies

Dividend and Distribution Policies: As a Fund shareholder, you are entitled to any dividends and distributions from net investment income and net realized capital gains. You may choose one of the following distribution options for dividends and capital gains:

(1) reinvest all dividend and capital gain distributions in additional Service Shares,

(2) receive dividend distributions in cash and reinvest capital gain distributions in additional Service Shares,

(3) receive all dividend and capital gain distributions in cash, or

(4) have all dividend and capital gain distributions deposited directly into your designated account at a financial institution.

If you do not select an option when you open an account, all distributions will automatically be reinvested in additional Service Shares of the Fund. For your protection, if you elect to have distributions mailed to you and these cannot be delivered, they will be reinvested in additional Service Shares of the same Fund. To change your distribution option, contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. Central time). The change will become effective after it is received in good order and processed by the Transfer Agent.

	Monthly	Quarterly	Annual	Net Realized
Fund	Dividends	Dividends*	Dividends	Capital Gains**
Asset Allocation		X		X

*	Quarterly dividends are both declared and paid on the calendar quarter months.

**	The Fund declares and distributes net realized capital gains annually (December).

The Commerce Funds Reserves The Right To:

•	Redeem your account involuntarily if, after 60 days’ written notice, your account’s value remains below a $500 minimum balance. We will not redeem your account involuntarily if the value falls below the minimum balance solely as a result of market conditions. Retirement accounts and certain other accounts will not be subject to automatic liquidation.

•	Suspend or delay the payment of redemption proceeds when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, during any emergency as determined by the SEC or during other periods of unusual market conditions.

The Commerce Funds PAGE 27

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General Policies (continued)

•	Without notice, stop offering shares of the Fund, reject any purchase order (including exchanges), or bar an investor who the Adviser believes is engaging in excessive trading from purchasing or exchanging shares of the Fund. The Adviser does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Adviser reserves the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact long-term shareholders. The Adviser will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Adviser and its shareholders, the Adviser will exercise these rights if, in the Adviser’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Adviser, has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

Arrangements With Certain Institutions

Financial institutions or their designees that have entered into agreements with The Commerce Funds or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund’s pricing on the following business day. If payment is not received by the Fund’s Transfer Agent by such time, the financial institution could be held liable for resulting fees or losses. The Commerce Funds may be deemed to have received a purchase or redemption order when a financial institution or its designee accepts the order. Orders received by the Fund in proper form will be priced at the Fund’s POP next computed after they are accepted by the financial institution or its designee. Financial institutions are responsible to their customers and The Commerce Funds for timely transmission of all subscription and redemption requests, investment information, documentation and money.

Shareholder Servicing

The Commerce Funds have adopted a distribution plan under Rule 12b-1 that permits the Fund to pay up to 0.25% annually of its average daily net assets attributable to the Service Class Shares. The Fund also has adopted a Shareholder Administrative Services Plan that permits the Fund to pay up to 0.25% of the average daily net assets of Shares held under the plan to third parties for providing shareholder services to the Shareholder Administrative Services Plan participants. Because these fees are paid out of the Fund’s assets, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain financial institutions may charge their customers account fees for purchasing or redeeming shares of The Commerce Funds. These institutions may provide shareholder services to their clients that are not available to a shareholder dealing directly with The Commerce Funds. Each institution is responsible for notifying its customers regarding its fees and additional or changed purchase or redemption terms. You should contact your financial institution for this information.

The Distributor and its affiliates may, out of its administration fee or other resources, pay a fee of up to 0.50% of the amount invested or additional incentives to qualifying

  PAGE 28 The Commerce Funds
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General Policies (continued)

dealers who initiate and are responsible for purchases of shares of The Commerce Funds. In addition, at its expense, the Distributor will provide additional compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Commerce Funds will not issue share certificates. The Transfer Agent will maintain a complete record of your account and will issue you a statement at least quarterly. You will also be sent confirmations of purchases and redemptions.

As a shareholder in the Fund, you will receive an Annual Report and a Semi-Annual Report. To eliminate unnecessary duplication, only one copy of such reports will be sent to the same mailing address. If you would like a duplicate copy to be mailed to you, please contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. Central time).

The Commerce Funds PAGE 29

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Tax Information

The following is a brief summary of the federal income tax consequences of investing in The Commerce Funds. You may also have to pay state and local taxes on your investment, and you should always consult with your tax adviser for specific guidance on your investment in The Commerce Funds. Additional tax information is available in the Statement of Additional Information.

Unless your investment is in an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

Taxes on Distributions

The Fund’s distributions will generally be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year, The Commerce Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as “buying into a dividend.”

Taxes on Exchanges and Redemptions

When you redeem or exchange shares in the Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares. The one major exception to these tax rules is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

  PAGE 30 The Commerce Funds
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Service Providers

Investment Adviser: Commerce Investment Advisors, Inc. (the “Adviser”)

Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., known collectively as “Commerce,” serves as Adviser for the Fund, selecting investments and making purchases and sale orders for securities in the Fund’s portfolio. Commerce Bank and Commerce Investment Advisors each have offices at 1000 Walnut Street, Kansas City, Missouri 64106, and 8000 Forsyth Boulevard, St. Louis, Missouri 63105. Commerce Bank is a subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce has provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906. As of March 31, 2002, the Adviser and its affiliates had approximately $9.8 billion in assets under management.

The Adviser receives a fee for the asset allocation advisory services provided and expenses assumed under the Advisory Agreement at the annual rate listed below.

Contractual
Rate*

Asset Allocation Fund	0.20%

*	The Adviser has contractually agreed to waive all of its management fee at least until October 31, 2003.

Fund Managers:

The Fund is managed by a team of investment professionals (the “Investment Policy Team”) and no individuals are primarily responsible for making recommendations to that Team.

The Investment Policy Team consists of several senior investment professionals of the Adviser, Commerce Investment Advisors, Inc. These members meet regularly to analyze market information that might have an effect on the investment performance of the Fund. After completing this review, the Team makes a collective decision regarding the allocation of the underlying investments. Normally, changes occur only after the Team reaches a consensus that a rebalancing is firmly supported by economic, market and/or other relevant information.

Administrator: Goldman Sachs Asset Management (“GSAM” or the “Administrator”)

GSAM serves as Administrator of the Fund. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of the Funds.

Distributor: Goldman, Sachs & Co. (“Goldman” or the “Distributor”)

Shares of the Fund are sold on a continuous basis by Goldman as Distributor. Goldman is located at 85 Broad Street, New York, New York 10004.

Transfer Agent: State Street Bank and Trust Company (“State Street” or the “Transfer Agent”)

State Street has delegated its responsibilities as Transfer Agent to its indirect subsidiary, National Financial Data Services, Inc. (“NFDS”). State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. NFDS is located at 330 W. 9th Street, Kansas City, Missouri 64105.

Custodian: State Street Bank and Trust Company (the “Custodian”)

State Street also serves as the Custodian of the Fund.

The Commerce Funds PAGE 31

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How Can I Contact The Commerce Funds? If you would like more information about The Commerce Funds, you may request the following documents:

Statement of Additional Information The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this prospectus.

Securities and Exchange Commission Reports You can review and copy, after paying a duplicating fee, the reports of the Fund and the SAI by writing to the SEC’s Public Reference Section, Washington, D.C. 20459-0102 or by electronic request to: publicinfo@sec.gov or by visiting the Public Reference Room. Call the SEC at (202) 942-8090 for information on operation of the public reference room. You can get copies of this information for free on the SEC’s EDGAR database at http://www.sec.gov.

The Fund’s investment company registration number is 811-8598.

Annual and Semi-Annual Reports The Fund’s annual and semi-annual reports contain additional information about the Fund’s investments. The annual report also discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To make shareholder inquiries or to receive free copies of the SAI and the annual and semi-annual reports, contact The Commerce Funds in writing, via the World Wide Web, or by telephone, as listed below.

P.O. Box 219525 Kansas City, Missouri 64121-9525

www.commercefunds.com

1-800-995-6365 (8 a.m. — 5 p.m. Central time)

Subject to Completion Dated July 8, 2002

The Asset Allocation Fund

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECU- RITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Asset Allocation Fund	2
Description of the Underlying Funds	11
Principal Risks of the Underlying Funds	13
Account Policies and Features	19
Buying Institutional Shares	19
Redeeming Institutional Shares	23
General Policies	26
Tax Information	29
Service Providers	30

The Commerce Funds PAGE 1

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Asset Allocation Fund

W hat This Fund Is:
This Fund is a mutual fund. A mutual fund is a pooled investment that gives you an opportunity to participate in financial markets. The Fund is professionally managed. The Fund has stated goals that it attempts to reach. However, as with all mutual funds, this Fund cannot offer guaranteed results. You could lose money in this Fund.

Investment Objective

•	Seeks total return through capital appreciation and current income.

Primary Investment Strategies

•	Asset allocation is the practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. The Fund seeks to achieve its investment objective by investing in a combination of underlying funds for which Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) now or in the future acts as investment adviser. The Fund may, to the extent permitted by the Securities and Exchange Commission, also invest in other unaffiliated underlying funds. Collectively, all such underlying funds are referred to as the “Underlying Funds.”
•	The Commerce Asset Allocation Fund is weighted to stock fund investments (the “Underlying Equity Funds”), while adding a sufficient amount of bond fund investments to add diversification, enhance income and reduce volatility (the “Underlying Fixed-Income Funds”). Under normal market conditions, approximately 60% of the Fund’s total assets will be allocated among Underlying Equity Funds and approximately 40% will be allocated to Underlying Fixed-Income Funds.
•	The Adviser expects that the Fund will invest a relatively significant percentage of its equity allocation in the Commerce Growth Fund and Commerce Value Fund and will invest a smaller percentage in the Commerce MidCap Growth Fund, the Commerce International Equity Fund and certain non-affiliated funds. It is expected that the fixed-income portion will be invested in the Commerce Bond Fund. Generally, the Fund does not intend to invest over 5% of the Fund’s total assets in a non-affiliated fund.
•	To the extent permitted by the Securities and Exchange Commission, the Fund may also invest in individual securities when the portfolio manager thinks it is appropriate.

W hat This Fund Is Not:

An investment in this Fund is not a bank deposit. Your investment is not insured or guaranteed by the FDIC or any other agency of the government.

  PAGE 2  The Commerce Funds
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The Fund seeks to achieve its investment objective by investing within specified equity and fixed-income ranges among the Underlying Funds. The table below illustrates the current Underlying Equity/ Fixed-Income Fund allocation targets:

Equity/ Fixed-Income Target (Percentage of the Fund’s Total Assets)

Allocation of Fund’s Assets	Target	Range

Equity	60%	42-75%
Fixed-Income	40%	22-58%

The Fund will invest in particular Underlying Funds based on various criteria. Among other things, the Adviser’s Investment Policy Team will analyze the Underlying Funds’ respective investment objectives, policies and investment strategies in order to determine which affiliated Underlying Funds, in combination with other non-affiliated Underlying Funds, are appropriate. This analysis is conducted as part of the Team’s formal review of market conditions and incorporates an analysis of expected returns of the different asset classes.

The Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage targets described above.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/ FIXED-INCOME TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL.

In addition, the Fund’s investment objective is non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

The Commerce Funds PAGE 3

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Asset Allocation Fund (continued)

Primary Risks of Investing in the Fund

Allocation Risk: While the Fund can invest in any or all of the Underlying Funds, it is expected that the Fund will normally invest in only some of the Underlying Funds at any particular time. The Fund’s investment in any of the Underlying Funds may, and in some cases is expected to, exceed 25% of the Fund’s total assets.

Investment Risk: The value of your investment in this Fund may fluctuate, which means that you could lose money. The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Underlying Funds to increase or decrease. The Fund’s net asset value may fluctuate with movements in the equity market.

Management Risk: A strategy used by the Adviser may fail to produce the intended results.

These risks are more fully described in the Additional Risks of Investing in the Fund section on page 9.

  PAGE 4  The Commerce Funds
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Asset Allocation Fund Past Performance

The Fund commenced operations on                 , 2002. Since the Fund has less than one calendar year’s performance, no performance information is provided in this section.

The Commerce Funds PAGE 5

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Asset Allocation Fund (continued)

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund. Fees of the Underlying Funds are reflected in those Funds’ performance, and thus indirectly in Fund performance. The fees of the Underlying Funds are approximately 0.99% of the Asset Allocation Fund’s average net assets based on current allocation targets, and may fluctuate.

	Asset Allocation Fund
	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Sales Charge (load) Imposed on Reinvested Distributions		None
Maximum Deferred Sales Charge (load) Imposed on Redemptions		None
Redemption Fees		None
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
Management Fees (for asset allocation) (2)		0.20%
Other Expenses
Shareholder Servicing Fees (3)	0.18%
Other Operating Expenses	0.54%
Total Other Expenses		0.72%

Total Annual Fund Operating Expenses (4)		0.92%
Less: Fee Waivers and Reimbursements (2)(4)(5)		0.52%

Net Annual Fund Operating Expenses		0.40%

(1)	The operating expenses for the Fund are estimated for the current fiscal year.

(2)	The Adviser has contractually agreed to waive its entire management fee at least until October 31, 2003.

(3)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.

(4)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses and Underlying Fund expenses at least until October 31, 2003, to the extent necessary for the Asset Allocation Fund to maintain Net Annual Fund Operating Expenses of not more than 0.40% of average daily net assets. The expenses (“indirect expenses”) incurred by the Underlying Funds in which the Asset Allocation Fund invests are not included in the Total Annual Fund Operating Expenses. Also, the income received from the Underlying Funds by the Asset Allocation Fund is net of those indirect expenses.

(5)	The Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets at least until October 31, 2003.

  PAGE 6  The Commerce Funds
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Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, the Fund’s expenses remain the same and exclude the Underlying Funds expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$41	$241

The Commerce Funds PAGE 7

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Asset Allocation Fund (continued)

Asset Allocation Fund Financial Highlights

The Fund commenced operations on                     , 2002. Since the Fund has less than one calendar year’s performance, no financial information is provided in this section.

  PAGE 8  The Commerce Funds
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Additional Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. While the Fund offers a greater level of diversification than many other types of mutual funds, a single Fund may not provide a complete investment program for an investor. The following summarizes additional risks that apply to the Fund and may result in a loss of your investment. There can be no assurance that the Fund will achieve its investment objective.

Investing in the Underlying Funds: The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser. The value of the Underlying Funds’ investments, and the net asset values (“NAV”) of the shares of both the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved.

Investments of the Underlying Funds: Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Funds. The Fund may invest in Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. In addition, the Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts (“REITs”) and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices.

Affiliated Persons: In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing certain of the Underlying Funds. The Trustees and officers of The Commerce Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

Expenses: You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

The Commerce Funds PAGE 9

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Asset Allocation Fund (continued)

Temporary Investments: Although the Fund normally seeks to remain substantially invested in the Underlying Funds, the Fund may invest a portion of its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of the Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, the Fund may invest without limitation in short-term obligations. When the Fund’s assets are invested in such investments, the Fund may not be achieving its investment objective.

  PAGE 10 The Commerce Funds
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Description of the Underlying Funds

The following is a concise description of the investment objectives and practices for each of the Underlying Funds that are available for investment by the Fund as of the date of this Prospectus. The Fund may also invest in other Underlying Funds not listed below that may become available for investment in the future at the discretion of the Adviser without shareholder approval. No offer is made in this Prospectus of any of the Underlying Funds.

Underlying Fund	Investment Objectives	Investment Criteria

Description of the Underlying Equity Funds
Commerce Growth Fund	Seeks capital appreciation	Under normal market conditions, the Fund invests at least 65% of its total assets in equity investments, primarily common stock. The Fund invests principally in stocks of companies that show above-average growth in earnings. The Fund’s Adviser believes that investing in companies with strong earnings growth will lead to future capital appreciation. The Fund generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Growth Index.
Commerce Value Fund	Seeks capital appreciation and, secondarily, current income	Under normal market conditions, the Fund invests at least 65% of its total assets in equity investments, primarily common stock. The Fund invests principally in stock of companies that are selling below fair market value compared to their future potential. The Fund seeks a higher return than the market index over time as the stocks it purchases rise in price to more normal valuations. The Fund utilizes a broadly diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income. The Fund generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Value Index.

Commerce MidCap Growth Fund	Seeks capital appreciation	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in mid- cap issuers. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap Growth Index is currently between $1 billion and $15 billion. The Fund invests principally in stocks of companies that show the potential for above-average earnings growth. The Fund seeks capital appreciation by investing in companies that exhibit high rates of profitability, earnings growth and corporate reinvestment.

The Commerce Funds PAGE 11

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Description of the Underlying Funds (continued)

Underlying Fund	Investment Objectives	Investment Criteria

Description of the Underlying Equity Funds
Commerce International Equity Fund	Seeks total return with an emphasis on capital growth	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in established companies that conduct their principal activities or are located outside the United States or whose securities are traded in foreign markets. The Fund will be invested in any of the non-U.S. regions of the global equity markets, including (but not limited to) the Far East and Europe. The Fund will invest in emerging markets, such as Latin America, on an opportunistic basis. In addition, the Fund focuses on purchasing securities of large and, to a lesser extent, medium-sized companies, although stocks may be purchased without regard to a company’s market capitalization. Stocks of medium-sized companies will be purchased on an opportunistic basis.

Underlying Fund	Investment Objectives	Investment Criteria

Description of the Underlying Fixed-Income Fund
Commerce Bond Fund	Seeks total return through current income and, secondarily, capital appreciation	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in fixed-income securities. In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities.
The Fund may invest at least 65% of its total assets in fixed-income securities (bond) rated at the time of purchase A- or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality. In addition, the average effective duration will be within 30% of Lehman Bros. Aggregate Bond Index. The market-weighted average credit rating of the Fund’s entire portfolio will be AA-/Aa3 or better.

  PAGE 12 The Commerce Funds
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Principal Risks of the Underlying Funds

Loss of money is a risk of investing in each Underlying Fund. An investment in an Underlying Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following chart summarizes important risks that apply to the Underlying Funds and may result in a loss of your investment in the Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor, which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, an Underlying Fund will be unable to possess and sell the underlying collateral and that an Underlying Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, an Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount owed.

Call Risk: An issuer may exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, an Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. A bond’s credit rating could be downgraded. An Underlying Fund could lose money in either of these instances. The Commerce Bond Fund may invest up to 35% of its net assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher rated obligations.

Currency Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events which could otherwise affect the value of a

The Commerce Funds PAGE 13

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Principal Risks of the Underlying Funds (continued)

foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of a foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Although an Underlying Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, an Underlying Fund’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that an Underlying Fund’s total assets, adjusted to reflect the Underlying Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the respective net currency positions of the Commerce International Equity Fund may expose it to risks independent of its securities positions. Although the net long and short foreign currency exposure of the Commerce International Equity Fund will not exceed its total asset value, to the extent that the Underlying Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Underlying Funds investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

The Commerce International Equity Fund may enter into foreign currency transactions in an effort to hedge all or any portion of its portfolio positions. Specifically, foreign currency contracts may be used for this purpose to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Underlying Fund. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Commerce International Equity Fund may also enter into foreign currency exchange contracts to seek to increase total return when its sub-adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Commerce International Equity Fund. In addition, the Commerce International Equity Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the sub-adviser believes that there is a pattern of correlation between the two currencies.

  PAGE 14 The Commerce Funds
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Emerging Market Risk: The Commerce International Equity Fund may invest its assets in countries with emerging economies or securities markets. To the extent that the International Equity Fund has investments in emerging market countries, it will be subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the United States in terms of wealth and stability, and their financial markets may lack liquidity. Investments in these countries are much riskier than those in mature countries. Most of these countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. As a result, the risks of investing in foreign securities, including the risks of nationalization and expropriation may be heightened. In addition, unanticipated political or social developments may affect the value of the Commerce International Equity Fund’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in certain countries and limited volume of trading in securities in those countries may make the Commerce International Equity Fund’s investments in such countries illiquid and more volatile than investments in most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Euro Risk: On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities an Underlying Fund may hold, or the impact, if any, on an Underlying Fund’s performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In

The Commerce Funds PAGE 15

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Principal Risks of the Underlying Funds (continued)

addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Underlying Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Underlying Funds may be denominated in the euro.

Extension Risk: An issuer may exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and an Underlying Fund will also suffer from the inability to invest in higher-yielding securities.

Foreign Risk: Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries (including the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions) or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting, and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions and the legal remedies for investors may be more limited than the remedies available in the United States. Also, the costs attributable to investing abroad are usually higher than those of investing in the United States. These costs include higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less market liquidity, more market volatility and political and economic instability. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

The Commerce International Equity and Commerce Bond Funds may invest in foreign debt and in the securities of foreign governments. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

The Commerce Growth, Value, MidCap Growth and International Equity Funds may invest in ADRs, some of which may not be sponsored by the issuing institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities.

Futures/ Options Risk: To the extent an Underlying Fund uses futures and options, it is exposed to additional volatility and potential losses. Futures (a type of potentially high-

  PAGE 16 The Commerce Funds
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risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be made or sold for any number of reasons, including: to manage an Underlying Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting Fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; to protect the value of portfolio securities; and to adjust portfolio duration. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed the Underlying Fund’s initial investment in such contracts.

Income Risk: Income risk is the risk that an Underlying Fund’s portfolio income will decline because of falling market interest rates.

Interest Rate Risk: Generally, the market value of fixed-income securities in an Underlying Fund can be expected to go up when interest rates go down and to go down when interest rates go up (although many mortgage related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in an Underlying Fund, the more an Underlying Fund’s share price will go up or down in response to interest rate changes.

Investment Risk: The value of your investment in an Underlying Fund may go up or down, which means that you could lose money.

Management Risk: A strategy used by the Adviser may fail to produce the intended results. The Adviser’s assessment of companies whose securities are held by an Underlying Fund may prove incorrect, resulting in losses or poor performance, even under favorable market and interest rate conditions.

Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in an Underlying Fund to increase or decrease. An Underlying Fund’s NAV may fluctuate with movements in the equity markets.

Maturity Risk: An Underlying Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Mid-Cap and Small-Cap Risk: Investing in securities of smaller and mid-sized companies may be riskier than investing in securities of larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. They often depend on a smaller, less experienced management group. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or

The Commerce Funds PAGE 17

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Principal Risks of the Underlying Funds (continued)

to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these company stocks may be more volatile than the prices of larger company stocks. As a result, an Underlying Fund’s NAV may be subject to rapid and substantial changes if it invests in these stocks.

Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates. Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Underlying Fund based on the Adviser’s analysis of the market value of the security. The Commerce Bond Fund may purchase “stripped” mortgage-backed securities (SMBS) and other types of “stripped” securities. SMBS, in particular, are more volatile and sensitive to interest rate changes than ordinary debt securities, and there is a greater risk that an Underlying Fund’s initial investment in these securities may not be fully recouped.

Portfolio Turnover Risk: The Underlying Funds may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by a portfolio. Shareholders in the Underlying Funds must pay tax on such capital gains.

Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return.

Short-Term Investing Risk: For temporary defensive purposes, the Adviser may decide to suspend the normal investment activities of an Underlying Fund by investing up to 100% of its assets in cash and cash equivalent short-term obligations, including money market instruments, a term that includes bank obligations, commercial paper, U.S. Government obligations, foreign government securities (if permitted) and repurchase agreements. Bank obligations include obligations of foreign banks or foreign branches of U.S. banks. The Adviser may temporarily adopt a defensive position to reduce changes in the value of an Underlying Fund’s shares that may result from adverse market, economic, political or other conditions. When the Adviser pursues a temporary defensive strategy, the Underlying Funds may not be following their stated objectives and may not profit from favorable developments that they would have otherwise profited from if they were pursuing their normal investment strategies.

U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

  PAGE 18 The Commerce Funds
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Account Policies And Features

The following information is intended to help you understand how to purchase and redeem shares of the Asset Allocation Fund. It will also explain the features you can use to customize your Asset Allocation Fund account to meet your needs.

Buying Institutional Shares

How Are Institutional Shares Priced?

You pay no sales charges (loads) to invest in Institutional Shares of the Fund. Your share price is the Fund’s net asset value (NAV), which is generally calculated as of the close of trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE). Your order will be priced at the next NAV calculated after your order is received in proper form by The Commerce Funds’ Transfer Agent. Therefore, to receive the NAV of any given day, The Commerce Funds must receive your order in proper form by the close of regular trading on the NYSE that day. If The Commerce Funds receives your order after the NYSE closes, you will receive the NAV that is calculated on the close of trading on the following day. The Commerce Funds are open for business on the same days as the NYSE. The Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds’ Board of Trustees. Certain short-term securities may be valued at amortized cost, which approximates fair value.

Trading in foreign securities is generally completed before the end of regular trading on the NYSE and may occur on weekends and U.S. holidays and at other times when the NYSE is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the NAV for the Fund invested in foreign securities. You may not be able to redeem or purchase shares of the Fund during these times.

The impact of events that occur after the publication of market quotations used by the Fund to price its securities but before the close of regular trading on the NYSE will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4 p.m. Eastern time. In the event the NYSE does not open for business because of an emergency, the Fund may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-995-6365.

How to Calculate NAV

NAV =	(Value of Assets Attributable to the Class) – (Liabilities Attributable to the Class) Number of Outstanding Shares of the Class

The Commerce Funds PAGE 19

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Buying Institutional Shares (continued)

The Fund reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV. In addition, the Fund reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as permitted by the SEC.

What Is The Minimum Investment For The Asset Allocation Fund?

	Initial	Additional
	Investment	Investments
Regular account	$1,000	$250
Automatic investment account	$500	$50/month
Individual retirement accounts (except SEP & SIMPLE IRAs), Keogh plans, corporate retirement plans, public employer deferred plans, profit sharing plans and 401(k) plans	$1,000	$250
SEP and SIMPLE IRAs	$50	$50/month

What Is The Minimum Investment If I Am An Employee Of Commerce Bancshares Or Another Commerce Funds Service Provider?

For employees, directors, officers and retirees (as well as their legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., National Financial Data Services, Inc. (NFDS) and State Street Bank and Trust Company and their subsidiaries or affiliates, the following investment minimums apply:

	Initial	Additional
	Investment	Investments
Regular account	$250	$100
Automatic investment account	$100	$25/quarter
Individual retirement accounts (including SEP, SIMPLE and Roth IRAs) and Keogh plans	$100	$25/quarter

Who Can Buy Institutional Shares?

This Prospectus describes the Institutional Shares of the Asset Allocation Fund. Institutional Shares are offered primarily to:

•	investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills;

•	participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;

•	any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;

•	employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and NFDS and their subsidiaries and affiliates; and

•	financial planners, broker/dealers and their clients.

  PAGE 20 The Commerce Funds
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The Commerce Funds is also authorized to issue an additional class of shares, Services Shares. Service Shares are offered primarily to:

•	individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and

•	financial planners and their clients.

How Do I Buy Institutional Shares?

The following section describes features and gives specific instructions on how to purchase Institutional Shares directly from The Commerce Funds. The Commerce Funds has authorized certain dealers to purchase shares of the Fund on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1. Consider The Following Features To Customize Your Account:

•	Making Automatic Investments: The Automatic Investment feature lets you transfer money from your financial institution account into your Fund account automatically either on the 1st or the 15th of the month. The Automatic Investment feature is one way to use dollar cost averaging to invest (see below). Only accounts at U.S. financial institutions that permit automatic withdrawals through the Automated Clearing House are eligible. Check with your financial institution to determine eligibility.

•	Using Dollar Cost Averaging: Dollar cost averaging involves investing a dollar amount at regular intervals. Because more shares are purchased during periods with lower share prices and fewer shares are purchased when the price is higher, your average cost per share may be reduced. In order to be effective, dollar cost averaging should be followed on a regular basis. You should be aware, however, that shares bought using dollar cost averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price. Dollar cost averaging does not assure a profit or protect against a loss in a declining market. Since dollar cost averaging involves investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue to purchase through periods of low price levels. You can invest through dollar cost averaging on your own or through the Automatic Investment feature described above.

The Commerce Funds PAGE 21

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Buying Institutional Shares (continued)

2. Contact The Commerce Funds To Open Your Account:

By Mail:

Complete an account application. Mail the completed application and a check payable to The Commerce Funds to:

The Commerce Funds
c/o Shareholder Services
P.O. Box 219525
Kansas City, MO 64121-9525

In Person

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in opening an account.

•	Federal regulations require you to provide a certified Taxpayer Identification Number upon opening or reopening an account.

•	If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments by check must be in U.S. dollars and must be drawn only on U.S. financial institutions.

How Do I Add To My Commerce Funds Account?

To add to your original investment, you may either mail your additional investment to the address above or you may use Electronic Funds Transfer.

By Electronic Funds Transfer:

To use Electronic Funds Transfer, have your bank send your investment to: Investors Fiduciary Trust Company, with these instructions:

— ABA #101003621
— Account #756-044-3
— Your name and address
— Your social security or tax ID number
— Name of the Fund
— Class of shares
— Your new account number

What Are My Options For Changing My Investment Within The Commerce Funds?

•	Changing Shares From Fund To Fund: As a shareholder, you have the privilege of exchanging your shares for Institutional Shares of any other Commerce Fund. Exchanges may also be made into the Service Shares of Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio (“Money Market Fund”). Goldman Sachs

  PAGE 22 The Commerce Funds
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Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., serves as investment adviser for the Money Market Fund.

Institutional Shares being exchanged are subject to the minimum initial and subsequent investment requirements as described above. The Commerce Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days’ notice of any material modification or termination of the exchange privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission (SEC). Before exchanging your shares, you should consider carefully the investment objectives, policies, risks and expenses of the Fund you are acquiring.

•	Making Automatic Exchanges: You may request on your account application that a specified dollar amount of Institutional Shares be automatically exchanged for Institutional Shares of any other Commerce Fund. These automatic exchanges may be made on any one day of each month and are subject to the following conditions: 1) the minimum dollar amount for automatic exchanges must be at least $250 per month; 2) the value of the account in the originating Fund must be at least $1,000 after the exchange; 3) the value of the account in the acquired Fund must equal or exceed the acquired Fund’s minimum initial investment requirement; and 4) the names, addresses and taxpayer identification number for the shareholder accounts of the exchanged and acquired Funds must be identical.

•	Cross Reinvesting Of Distributions: You may invest dividend or capital gain distributions from one Fund of the Institutional Class to another Fund of the Institutional Class. If you elect to reinvest the distributions paid by one Fund in shares of another Fund of The Commerce Funds, the dividends or distributions will be treated as received by you for tax purposes. Cross reinvestment privileges do not apply to the Money Market Fund described under “Changing Shares From Fund to Fund.”

Redeeming Institutional Shares

You May Sell Shares At Any Time: Your shares will be sold at the NAV next calculated after The Commerce Funds’ Transfer Agent receives your properly completed order. Your order will be processed promptly and you will generally receive the proceeds within one week. PLEASE NOTE: If the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until payment has been collected, which could be up to 15 business days.

Receipt Of Proceeds From A Sale: Proceeds will normally be wired the business day after your request to redeem shares is received in good order by the Transfer Agent. Payment by check will ordinarily be made within seven calendar days following redemption or you can have your proceeds sent by federal wire to your financial institution account. Your request to wire proceeds is subject to the financial institution’s wire charges.

The Commerce Funds PAGE 23

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Redeeming Institutional Shares (continued)

Written requests to sell Institutional Shares must be signed by each shareholder, including each joint owner. Certain types of redemption requests will need to include a Signature Guarantee. You may obtain a Signature Guarantee from most banks or securities dealers. Guarantees from notaries public will not be accepted.

How Do I Redeem Shares From My Commerce Funds Account?

The following section describes how to redeem shares directly through The Commerce Funds. The Commerce Funds has authorized certain dealers to redeem shares of the Fund on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1. Consider Using An Automated Redemption:

•	Making Automatic Withdrawals: If you are a shareholder with an account valued at $5,000 or more, you may withdraw amounts in multiples of $100 or more from your account on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal feature. At your option, you may choose to have your automatic withdrawal paid either by check or directly deposited into a financial institution account. Withdrawals paid by check are distributed on or about the 15th of the month. Direct deposits made to a financial institution account can be made on any day of the month. To participate in this feature, supply the necessary information on the account application or in a subsequent written request. This feature may be suspended should the value of your account fall below $500.

2. Contact The Commerce Funds To Redeem Shares From Your Account

By Mail:

Write a letter to us that gives the following information:

— names of all account owners
— your account number
— the name of the Fund
— the dollar amount you want to redeem
— what we should do with the proceeds

Each owner, including each joint owner should sign the letter.
Mail your request to:

The Commerce Funds
c/o Shareholder Services
P. O. Box 219525
Kansas City, MO 64121-9525

  PAGE 24 The Commerce Funds
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By Telephone – Requesting Proceeds Be Wired:

Call The Commerce Funds with your request. Please see “What Are The Important Things To Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. When requesting a redemption by wire you must be redeeming shares in the amount of $1,000 or more. Also, the Fund must have your financial institution account information already on file. Proceeds will be wired directly to this designated account.

By Telephone – Requesting Proceeds Be Sent By Check:

Call The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. Central time) with your request. Please see “What Are The Important Things to Consider When Contacting The Commerce Funds by Telephone?” below for specific instructions. The check will be made payable to the shareholder(s) of record and sent to the address listed on your account.

In Person:

You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in redeeming shares from your account.

What Are The Important Things To Consider When Contacting The Commerce Funds By Telephone?

You may call us at 1-800-995-6365 (8 a.m.-5 p.m. Central time) to explain what you want to do. To make additions by phone or request electronic transfers or request redemptions, we need your prior written authorization. If you did not check the box in Section 6 of your original account application, you must send us a letter that gives us this authorization.

Telephone purchases will be made at the NAV next determined after the Transfer Agent receives an order in good form. If you should experience difficulty in redeeming your shares by telephone (e.g., because of unusual market activity), we urge you to consider redeeming your shares by mail.

You should note that the Transfer Agent may act on a telephone purchase or redemption request from any person representing himself to be you and reasonably believed by the Transfer Agent to be genuine. Neither The Commerce Funds nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, The Commerce Funds will use all procedures considered reasonable; the Funds may be liable for any losses if they fail to do so.

The Commerce Funds PAGE 25

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General Policies

Dividend and Distribution Policies: As a Fund shareholder, you are entitled to any dividends and distributions from net investment income and net realized capital gains. You may choose one of the following distribution options for dividends and capital gains:

(1) reinvest all dividend and capital gain distributions in additional Institutional Shares,

(2) receive dividend distributions in cash and reinvest capital gain distributions in additional Institutional Shares,

(3) receive all dividend and capital gain distributions in cash, or

(4) have all dividend and capital gain distributions deposited directly into your designated account at a financial institution.

If you do not select an option when you open an account, all distributions will automatically be reinvested in additional Institutional Shares of the Fund. For your protection, if you elect to have distributions mailed to you and these cannot be delivered, they will be reinvested in additional Institutional Shares of the same Fund. To change your distribution option, contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. Central time). The change will become effective after it is received and processed by the Transfer Agent.

	Monthly	Quarterly	Annual	Net Realized
Fund	Dividends	Dividends*	Dividends	Capital Gains**
Asset Allocation		X		X

*	Quarterly dividends are both declared and paid on the calendar quarter months.

**	The Fund declares and distributes net realized capital gains annually (December).

The Commerce Funds Reserves The Right To:

•	Redeem your account involuntarily if, after 60 days’ written notice, your account’s value remains below a $500 minimum balance. We will not redeem your account involuntarily if the value falls below the minimum balance solely as a result of market conditions. Retirement accounts and certain other accounts will not be subject to automatic liquidation.

•	Suspend or delay the payment of redemption proceeds when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, during any emergency as determined by the SEC or during other periods of unusual market conditions.

•	Without notice, stop offering shares of the Fund, reject any purchase order (including exchanges), or bar an investor who the Adviser believes is engaging in excessive trading from purchasing or exchanging shares of the Fund. The Adviser does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Adviser reserves the right to reject or restrict purchase or exchange requests from any investor. Excessive,

  PAGE 26 The Commerce Funds
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short-term (market-timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact long-term shareholders. The Adviser will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Adviser and its shareholders, the Adviser will exercise these rights if, in the Adviser’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Adviser, has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

Arrangements With Certain Institutions

Financial institutions or their designees that have entered into agreements with The Commerce Funds or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund’s pricing on the following business day. If payment is not received by the Fund’s Transfer Agent by such time, the financial institution could be held liable for resulting fees or losses. The Commerce Funds may be deemed to have received a purchase or redemption order when a financial institution or its designee accepts the order. Orders received by the Fund in proper form will be priced at the Fund’s NAV next computed after they are accepted by the financial institution or its designee. Financial institutions are responsible to their customers and The Commerce Funds for timely transmission of all subscription and redemption requests, investment information, documentation and money.

Shareholder Servicing

Certain financial institutions may charge their customers account fees for purchasing or redeeming shares of The Commerce Funds. These institutions may provide shareholder services to their clients that are not available to a shareholder dealing directly with The Commerce Funds. Each institution is responsible for notifying its customers regarding its fees and additional or changed purchase or redemption terms. You should contact your financial institution for this information.

The Distributor and its affiliates may, out of its administration fee or other resources, pay a fee of up to 0.50% of the amount invested or additional incentives to qualifying dealers who initiate and are responsible for purchases of shares of The Commerce Funds. In addition, at its expense, the Distributor will provide additional compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Funds have adopted a Shareholder Administrative Services Plan that permits each Fund to pay up to 0.25% of the average daily net assets of the Shares held under the plan to third parties for providing shareholder services to the Shareholder Administrative Services Plan participants. Because these fees are paid out of each Fund’s assets, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Commerce Funds PAGE 27

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General Policies (continued)

The Commerce Funds will not issue share certificates. The Transfer Agent will maintain a complete record of your account and will issue you a statement at least quarterly. You will also be sent confirmations of purchases and redemptions.

As a shareholder in the Fund, you will receive an Annual Report and a Semi-Annual Report. To eliminate unnecessary duplication, only one copy of such reports will be sent to the same mailing address. If you would like a duplicate copy to be mailed to you, please contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. Central time).

  PAGE 28 The Commerce Funds
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Tax Information

The following is a brief summary of the federal income tax consequences of investing in The Commerce Funds. You may also have to pay state and local taxes on your investment, and you should always consult with your tax adviser for specific guidance on your investment in The Commerce Funds. Additional tax information is available in the Statement of Additional Information.

Unless your investment is in an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

Taxes On Distributions

The Fund’s distributions will generally be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year, The Commerce Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as “buying into a dividend.”

Taxes On Exchanges And Redemptions

When you redeem or exchange shares in the Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares. The one major exception to these tax rules is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

The Commerce Funds PAGE 29

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Service Providers

Investment Adviser: Commerce Investment Advisors, Inc. (The “Adviser”)

Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., known collectively as “Commerce,” serves as Adviser for the Fund, selecting investments and making purchases and sale orders for securities in the Fund’s portfolio. Commerce Bank and Commerce Investment Advisors each have offices at 1000 Walnut Street, Kansas City, Missouri 64106 and 8000 Forsyth Boulevard, St. Louis, Missouri 63105. Commerce Bank is a subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce has provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906. As of March 31, 2002, the Adviser and its affiliates had approximately $9.8 billion in assets under management.

The Adviser receives a fee for the asset allocation advisory services provided and expenses assumed under the Advisory Agreement at the annual rate listed below.

Contractual
Rate*
Asset Allocation Fund	0.20%

*	The Adviser has contractually agreed to waive all of its management fee at least until October 31, 2003.

Fund Managers:

The Fund is managed by a team of investment professionals (the “Investment Policy Team”) and no individuals are primarily responsible for making recommendations to that Team. The Investment Policy Team consists of several senior investment professionals of the Adviser, Commerce Investment Advisors, Inc. These members meet regularly to analyze market information that might have an effect on the investment performance of the Fund. After completing this review, the Team makes a collective decision regarding the allocation of the underlying investments. Normally, changes occur only after the Team reaches a consensus that a rebalancing is firmly supported by economic, market and/or other relevant information.

Administrator: Goldman Sachs Asset Management (“GSAM” or the “Administrator”)

GSAM serves as Administrator of the Fund. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of the Funds.

Distributor: Goldman, Sachs & Co. (“Goldman” or the “Distributor”)

Shares of the Fund are sold on a continuous basis by Goldman as Distributor. Goldman is located at 85 Broad Street, New York, New York 10004.

Transfer Agent: State Street Bank And Trust Company (“State Street” or the

“Transfer Agent”)

State Street has delegated its responsibilities as Transfer Agent to its indirect subsidiary, National Financial Data Services, Inc. (“NFDS”). State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. NFDS is located at 330 W. 9th Street, Kansas City, Missouri 64105.

Custodian: State Street Bank And Trust Company (the “Custodian”)

State Street also serves as the Custodian of the Fund.

  PAGE 30 The Commerce Funds
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How Can I Contact The Commerce Funds? If you would like more information about The Commerce Funds, you may request the following documents:

Statement of Additional Information The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this prospectus.

Securities and Exchange Commission Reports You can review and copy, after paying a duplicating fee, the reports of the Fund and the SAI by writing to the SEC’s Public Reference Section, Washington, D.C. 20459-0102 or by electronic request to: publicinfo@sec.gov or by visiting the Public Reference Room. Call the SEC at (202) 942-8090 for information on operation of the public reference room. You can get copies of this information for free on the SEC’s EDGAR database at http://www.sec.gov.

The Fund’s investment company registration number is 811-8598.

Annual and Semi-Annual Reports The Fund’s annual and semi-annual reports contain additional information about the Fund’s investments. The annual report also discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To make shareholder inquiries or to receive free copies of the SAI and the annual and semi-annual reports, contact The Commerce Funds in writing, via the World Wide Web, or by telephone, as listed below.

P.O. Box 219525 Kansas City, Missouri 64121-9525

www.commercefunds.com

1-800-995-6365 (8 a.m. — 5 p.m. Central time)

Subject to completion dated July 8, 2002

INFORMATION CONTAINED HEREIN PERTAINING TO THE COMMERCE FUNDS ASSET ALLOCATION FUND IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE COMMERCE FUNDS REGISTRATION STATEMENT RELATING TO SHARES OF THE ASSET ALLOCATION FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SHARES OF THE ASSET ALLOCATION FUND MAY NOT BE SOLD NOR MAY OFFERS TO BUY SHARES OF SUCH FUND BE ACCEPTED PRIOR TO THE TIME THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SHARES OF THE ASSET ALLOCATION FUND IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THE COMMERCE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INSTITUTIONAL SHARES
SERVICE SHARES

Asset Allocation Fund

________, 2002

         This Statement of Additional Information is not a prospectus. It is meant to be read in conjunction with the Commerce Asset Allocation Fund’s Prospectus dated      , 2002. Because this Statement of Additional Information is not itself a prospectus, no investment in the Asset Allocation Fund should be made solely upon the information contained herein. Copies of the Asset Allocation Fund’s Prospectus may be obtained by calling 1-800-995-6365.

OVERVIEW OF THE COMMERCE FUNDS	1

Investment Objective and Policies of the Asset Allocation Fund	1

DIRECT INVESTMENTS OF THE ASSET ALLOCATION FUND	1

INVESTMENT OBJECTIVES AND POLICIES OF THE AFFILIATED UNDERLYING FUNDS	2

Growth Fund	3

Value Fund	3

MidCap Growth Fund	3

International Equity Fund	4

Bond Fund	4

SECURITIES AND TECHNIQUES	5

Convertible Securities	5

Corporate Debt Obligations	6

Foreign Currency Transactions	6

Foreign Investments	7

Futures Contracts and Related Options	9

Hybrid Instruments	10

Illiquid Securities	12

Interest Rate Swaps, Floors and Caps	13

Lending Securities	14

Mortgage Dollar Rolls	14

Mortgage-Related and Asset-Backed Securities	15

Municipal Obligations	19

Options Trading	21

Passive Foreign Investment Companies	23

Portfolio Turnover	24

Ratings of Securities	24

Repurchase Agreements	25

Reverse Repurchase Agreements	26

Rights Offerings and Warrants	26

Securities Issued by Other Investment Companies	26

Stripped Securities	27

Temporary Investments	29

U.S. Government Obligations	30

Variable and Floating Rate Instruments	30

When-Issued Purchases and Forward Commitments	31

Zero Coupon Bonds	32

INVESTMENT LIMITATIONS OF THE ASSET ALLOCATION FUND	33

PRICING OF SHARES	35

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	36

Additional Redemption Information	37

Retirement Plans	37

CODE OF ETHICS	39

DESCRIPTION OF SHARES	39

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ADDITIONAL INFORMATION CONCERNING TAXES	42

Federal Taxes	42

MANAGEMENT OF THE COMMERCE FUNDS	44

Trustees and Officers of the Trust	44

Standing Board Committee	49

Investment Adviser	51

Annual Board Approval of Investment Advisory Agreement	52

Custodian and Transfer Agent	53

Administrator	54

Distributor	54

THE DISTRIBUTION PLAN AND THE SHAREHOLDER ADMINISTRATIVE SERVICES PLANS	55

PORTFOLIO TRANSACTIONS	56

Brokerage Transactions and Commissions	56

INDEPENDENT AUDITORS	58

COUNSEL	58

ADDITIONAL INFORMATION ON PERFORMANCE	58

APPENDIX A	A-1

APPENDIX B	B-1

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OVERVIEW OF THE COMMERCE FUNDS

         The Commerce Funds (sometimes hereinafter referred to as the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Commerce Funds is a Delaware business trust, which was organized on February 7, 1994. The Trust’s Asset Allocation Fund is described in this Statement of Additional Information.

INVESTMENT OBJECTIVE AND POLICIES OF THE ASSET ALLOCATION FUND

         The investment objective and policies of the Asset Allocation Fund and the associated risks of investing in the Asset Allocation Fund are discussed in the Asset Allocation Fund’s Prospectus, which should be read carefully before an investment is made. All objectives and investment policies of the Asset Allocation Fund not specifically designated as fundamental may be changed without shareholder approval. Normally, the Asset Allocation Fund will be predominately invested in a combination of underlying funds for which the Adviser now or in the future acts as investment adviser. The Asset Allocation Fund may, to the extent permitted by the Securities and Exchange Commission, also invest in other unaffiliated underlying funds and make direct investments in other securities. Collectively, all such underlying funds are referred to as “Underlying Funds.”

         Under normal market conditions, approximately 60% of the Asset Allocation Fund’s total assets will be allocated among Underlying Equity Funds. Allocation to Underlying Fixed-Income Funds is intended to add diversification and enhance income, but will also reduce some volatility. The Adviser expects that the Asset Allocation Fund will invest a relatively significant percentage of its equity allocation in the Commerce Growth and Commerce Value Funds and will invest a smaller percentage in the Commerce MidCap Growth, the Commerce International Equity Funds (together, the “Affiliated Underlying Funds”) and certain non-affiliated funds. It is expected that the Asset Allocation Fund will invest approximately 40% of its assets in the Commerce Bond Fund.

         The value of the Underlying Funds’ investments, and the net asset value of the shares of both the Underlying Funds and the Asset Allocation Fund will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in the Asset Allocation Fund may be worth more or less when redeemed than when purchased.

DIRECT INVESTMENTS OF THE ASSET ALLOCATION FUND

         To the extent permitted by the SEC, the Asset Allocation Fund may invest directly in any of the following securities and engage directly in any of the following transactions which are further described below:

Convertible Securities Corporate Debt Obligations [Foreign Currency Transactions] [Foreign Investments] [Futures Contracts and Related Options]

[Hybrid Instruments]
[Illiquid Securities]
[Interest Rate Swaps, Floors and Caps]
Lending Securities
[Mortgage Dollar Rolls]
Mortgage-Related and Asset-Backed Securities
[Municipal Obligations]
[Options Trading]
[Passive Foreign Investment Companies]
Repurchase Agreements
[Reverse Purchase Agreements]
Rights Offerings and Warrants
[Securities Issued by Other Investment Companies]
[Stripped Securities]
Temporary Investments
U.S. Government Obligations
Variable and Floating Rate Instruments
[When-Issued Purchases and Forward Commitments]

Equity/Fixed-Income Range (Percentage of the Asset Allocation Fund’s Total Assets)

	Target	Range

Equity Underlying Funds	60%	42-78%

Fixed-Income Underlying Funds	40%	22-58%

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE ASSET ALLOCATION FUND MAY INVEST, THE EQUITY/FIXED —INCOME TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL.

INVESTMENT OBJECTIVES AND POLICIES OF THE AFFILIATED UNDERLYING FUNDS

         The following policies supplement the discussion of respective investment objectives and policies for the Affiliated Underlying Funds that are available for investment by the Asset Allocation Fund as of the date of this Statement of Additional Information as set forth in the prospectus for these Affiliated Underlying Funds. Investment methods described in this Statement of Additional Information are among those which one or more of these Affiliated Underlying Funds may utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

         Each of the Affiliated Underlying Funds is a diversified series of The Commerce Funds. The Asset Allocation Fund may also invest in other non-affiliated Underlying Funds,

which are not listed below that may become available for investment in the future at the discretion of the Adviser.

Growth Fund

         Under normal market conditions, the Growth Fund invests at least 65% of its total assets in equity investments, primarily common stock. Although the Growth Fund uses the Russell 1000 Growth Index as a benchmark for comparison, the Growth Fund may invest its assets in securities that are not included in this Index. The Growth Fund, therefore, is not an “index” fund, which typically holds only securities that are included in the index it attempts to replicate.

         Other equity securities in which the Growth Fund may invest include warrants and securities that are convertible into common or preferred stocks. The Growth Fund may also invest, either directly or through investments in sponsored and unsponsored ADRs, up to 10% of its total assets in securities of foreign issuers.

Value Fund

         Under normal market conditions, the Value Fund invests at least 65% of its total assets in equity investments, primarily common stock. Although the Value Fund uses the Russell 1000 Value Index for comparison purposes, the Value Fund may invest its assets in securities that are not included in this Index. The Value Fund, therefore, is not an “index” fund, which typically holds only securities that are included in the index it attempts to replicate.

         Other equity securities in which the Value Fund may invest include warrants and securities that are convertible into common or preferred stocks. The Value Fund may also invest, either directly or through investments in sponsored and unsponsored ADRs, up to 10% of its total assets in the securities of foreign issuers.

MidCap Growth Fund

         Under normal market conditions, the MidCap Growth Fund invests at least 80% of net assets plus borrowings (measured at the time of purchase) in mid-cap issuers. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the Russell MidCap Growth Index at the time of investment. Shareholders of the MidCap Growth Fund will be provided with at least 60 days’ notice before any change is made to the foregoing policy. Although the MidCap Growth Fund uses the Russell MidCap Growth Index as a benchmark for comparison, the MidCap Growth Fund may invest its assets in securities that are not included in this Index. The MidCap Growth Fund, therefore, is not an “index” fund, which typically holds only securities that are included in the index it attempts to replicate.

         Other equity securities in which the MidCap Growth Fund may invest include warrants and securities convertible into common or preferred stocks. The MidCap Growth Fund may also invest up to 10% of its total assets in the securities of foreign issuers either directly or through investments in sponsored and unsponsored ADRs.

International Equity Fund

         Under normal market conditions, the International Equity Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in established companies that conduct their principal activities or are located outside the United States or whose securities are traded in foreign markets. Shareholders of the International Equity Fund will be provided with at least 60 days’ notice before any change is made to the foregoing policy. The domicile or the location of the principal activities of a company will be the country under whose laws the company is organized, in which the principal trading market for the equity securities issued by the company is located, or in which the company has over half of its assets or derives over half of its revenues or profits.

         The International Equity Fund may invest without limitation in securities of foreign issuers in the form of sponsored and unsponsored ADRs and European Depositary Receipts (“EDRs”). EDRs are receipts issued by European financial institutions evidencing the ownership of underlying securities issued by a foreign issuer. EDR prices are generally denominated in foreign currencies as are the securities underlying an EDR.

         The International Equity Fund may invest up to 10% of its total assets in hybrid investments, which are discussed below.

Bond Fund

         Under normal market conditions, the Bond Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in fixed-income securities. Shareholders of the Bond Fund will be provided with at least 60 days’ notice before any change is made to the foregoing policy. Up to 20% of the total assets of the Bond Fund may be invested directly in debt obligations of foreign issuers. These obligations may include obligations of foreign corporations as well as investments in obligations of foreign governments and their political sub-divisions (which will be limited to direct government obligations and government-guaranteed securities). The Bond Fund is also permitted to invest up to 20% of its total assets in Municipal Obligations. Municipal Obligations are discussed below. The purchase of Municipal Obligations may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of corporate obligations or U.S. Government Obligations.

         Although the Bond Fund uses the Lehman Brothers Aggregate Bond Index as a benchmark for comparison, the Bond Fund may invest a substantial portion of its assets in securities that are not included in this Index. The Bond Fund, therefore, is not an “index” fund, which typically holds only securities that are included in the index it attempts to replicate.

         Although the Bond Fund has no restriction as to the maximum or minimum duration of any individual security held by it, the Bond Fund’s average effective duration will be within -/+ 30% of the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is a term used by investment managers to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security’s cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. For example, the duration of a five-year zero coupon bond, which pays no interest or principal until the maturity of the bond, is five years. This is because a zero coupon bond produces no cash flow until the maturity date. On the other hand, a coupon bond that pays interest semi-annually and matures in five years will have a duration of less than five years, which reflects the semi-annual cash flows resulting from coupon payments. Duration also generally defines the effect of interest rate changes on bond prices. Generally, if interest rates increase by one percent, the value of a security having an effective duration of five years would decrease in value by five percent.

SECURITIES AND TECHNIQUES

Convertible Securities

         The Growth, Value, MidCap Growth, International Equity and Bond Funds may invest in convertible securities, including bonds, notes and preferred stock that may be converted into common stock either at a stated price or within a specified period of time. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in the corporate capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         In selecting convertible securities, the Adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities, the interest or dividend income generated by the securities, the potential for capital appreciation of the securities and the underlying stocks, the prices of the securities relative to other comparable securities and to the underlying stocks, whether the securities are entitled to the benefits of sinking funds or other protective conditions, issuer diversification and whether the securities are rated by Moody’s, S&P or another nationally recognized statistical rating organization (“NRSRO”) and, if so, the ratings assigned.

         The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying stock while holding fixed income securities.

Corporate Debt Obligations

         The International Equity and Bond Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations.

Foreign Currency Transactions

         In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Equity Fund is authorized to enter into foreign currency exchange transactions either on a spot (i.e., cash basis) at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the International Equity Fund to establish a rate of exchange for a future point in time. The International Equity Fund may also enter into foreign currency exchange contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the International Equity Fund. In addition, the International Equity Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser believes that there is a pattern of correlation between the two currencies.

         The International Equity Fund may enter into forward foreign currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, the International Equity Fund may enter into a contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         In order to reduce risk, when the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, the International Equity Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the International Equity Fund’s securities denominated in such foreign currency. Similarly, when the securities held by the International Equity Fund create a short position in a foreign currency, the International Equity Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will generally not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The International Equity Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars. In addition, the Adviser may enter into foreign currency exchange transactions for the International Equity Fund for non-hedging purposes when the Adviser anticipates that the foreign currency will appreciate or depreciate in value.

         A separate account consisting of cash or liquid assets, equal to the amount of the International Equity Fund’s assets that could be required to consummate forward contracts will be established with the International Equity Fund’s Custodian, except to the extent the contracts are otherwise “covered.” For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the International Equity Fund. A forward contract to sell a foreign currency is “covered” if the International Equity Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the International Equity Fund to buy the same currency at a price no higher than the International Equity Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if the International Equity Fund holds a forward contract (or put option) permitting the International Equity Fund to sell the same currency at a price as high as or higher than the International Equity Fund’s price to buy the currency.

Foreign Investments

         As discussed above, the Growth, Value, MidCap Growth, International Equity and Bond Funds may invest up to 10%, 10%, 10%, 10%, and 20%, respectively, of their total assets, in securities issued by foreign issuers, including ADRs and, in the case of the International Equity Fund, EDRs, wherever organized (together, “Foreign Securities”). In considering whether to invest in Foreign Securities, the Adviser will consider such factors as the characteristics of the particular issuer, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the issuer is located.

                  Investment in Foreign Securities involves special risks including market risk, foreign currency risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States. Market risk involves the possibility that stock prices will decline over short or extended periods. Stock markets tend to be cyclical, with alternate periods of generally rising and generally declining prices. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a Foreign Security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

                  There are other risks and costs involved in investing in Foreign Securities, which are in addition to the usual risks inherent in domestic investments. Investment in Foreign Securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political and economic instability. Future political and economic developments, the possible imposition of withholding taxes, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

                  The International Equity and Bond Funds may invest up to 100% (of fixed income portion) and 20%, respectively, of their total assets in foreign debt and in the securities of foreign governments. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

                  The Growth, Value, MidCap Growth and International Equity Funds may invest in ADRs, some of which may not be sponsored by the issuing institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities.

                  Although an Underlying Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, an Underlying Fund’s net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

                  To the extent that an Underlying Fund’s total assets, adjusted to reflect the Underlying Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Underlying Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the respective net currency positions of the International Equity Fund may expose it to risks independent of its securities positions. To the extent that an Underlying Fund is fully invested in Foreign Securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Underlying Funds investing in Foreign Securities are also subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Futures Contracts and Related Options

                  The Growth, Value, MidCap Growth and International Equity and Bond Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) for hedging purposes or to seek to increase total return. The International Equity Fund may also invest in currency futures contracts and options on foreign currencies. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.

                  There can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, an Underlying Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if an Underlying Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, an Underlying Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on an Underlying Fund’s ability to hedge effectively.

                  Successful use of futures by an Underlying Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the underlying security or index. For example, if an Underlying Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Underlying Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if an Underlying Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. An Underlying Fund may have to sell securities at a time when it may be disadvantageous to do so.

                  The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

                  Utilization of futures transactions by an Underlying Fund involves the risk of loss by an Underlying Fund of margin deposits in the event of bankruptcy of a broker with whom the Underlying Fund has an open position in a futures contract or related option.

                  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                  The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  An Affiliated Underlying Fund may not purchase or sell futures contracts or options on futures contracts to increase total return unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of the total assets of the Affiliated Underlying Fund.

Hybrid Instruments

         The International Equity Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or depositary instruments (hereinafter “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

                  Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the International Equity Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the International Equity Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the International Equity Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the International Equity Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

                  The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand of the Underlying Assets and interest rate movements. At various times Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

                  Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

                  Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

                  Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the International Equity Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the International Equity Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Illiquid Securities

                  Each Affiliated Underlying Fund may invest up to 15% of its net assets in illiquid securities, including securities having legal or contractual restrictions on resale or no readily available market (including repurchase agreements, variable and floating rate instruments and time deposits with notice/termination dates in excess of seven days, stripped mortgage-backed securities (“SMBS”) issued by private issuers, interest rate and currency swaps and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the “1933 Act”)).

                  If otherwise consistent with its investment objective and policies, each Underlying Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. An Underlying Fund’s investment in Rule 144A securities could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Interest Rate Swaps, Floors and Caps

                  In order to hedge against fluctuations in interest rates, the Bond Fund may opt to enter into interest rate and mortgage swaps and interest rate caps and floors. The Bond Fund typically uses interest rate and mortgage swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio securities. Interest rate swaps involve the exchange by the Bond Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent that a specified index falls below (floor) or exceeds (cap) a predetermined interest rate. In a typical cap or floor arrangement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. Since interest rate swaps, mortgage swaps and interest rate caps and floors are individually negotiated, the Bond Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its interest rate swaps, mortgage swaps and interest rate caps and floors positions.

                  If the Bond Fund enters into interest rate and mortgage swaps, it will do so only on a net basis, i.e., the two payment streams are netted out, with the Bond Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Bond Fund and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, do not treat them as being subject to the Bond Fund’s borrowing restrictions. The net amount of the excess, if any, of the Bond Fund’s obligations over its entitlements with respect to each interest rate or mortgage swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the Bond Fund’s custodian.

                  The use of interest rate swaps, mortgage swaps, caps and floors is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values and interest rates, the investment performance of the Bond Fund would be less favorable than it would have been if these investment techniques were not used.

                  The Bond Fund may not enter into any interest rate or mortgage swap or interest cap or floor transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either AA or A-1 or Aa or P-1 or better by S&P or Moody’s or the equivalent rating of another NRSRO or if unrated by such rating organizations, determined by the Adviser to be of comparable credit quality. If there is a default by the other party to such a transaction, the Bond Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the relevant market. However, the staff of the SEC takes the position that swaps, caps and floors are illiquid for purposes of the Bond Fund’s limitations on investments in illiquid securities.

Lending Securities

                  Each Affiliated Underlying Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal in value at all times to at least the market value of the securities loaned. Collateral for securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that meets the investment standards defined as “money market instruments” below in “Temporary Investments.” When an Underlying Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash loan collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by an Underlying Fund if a material event affecting the investment is to occur. Such loans will not be made if, as a result, the aggregate of all outstanding loans exceeds 33 1/3% of the value of an Underlying Fund’s total assets (including the value of the collateral received for the loan). There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Mortgage Dollar Rolls

                  The Bond Fund may enter into mortgage “dollar rolls” in which the Bond Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Bond Fund gives up the right to receive principal and interest paid on the securities sold. However, the Bond Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the case proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Bond Fund. The Bond Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Adviser’s ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

                  For financial reporting and tax purposes, the Bond Fund proposes to treat mortgage dollar rolls as two separate transactions; one transaction involving the purchase of a security and a separate transaction involving a sale. The Bond Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Mortgage-Related and Asset-Backed Securities

                  The Bond Fund may invest 80% of its total assets in mortgage-related securities and 80% of its total assets in asset-backed securities that are secured by entities such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. Purchasable mortgage-related securities are represented by pools of mortgage loans assembled for sale to investors by various governmental agencies, which are described below, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

                  Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If an Underlying Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security’s maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security’s return to an Underlying Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to return an Underlying Fund will receive when these amounts are reinvested.

                  Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities in which the Bond Fund may invest include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities also include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities also include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The Bond Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduit (“REMIC”) pass-through or participation certificates (“REMIC Certificates”). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Bond Fund does not intend to purchase residual interests.

                  Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

                  Additional structures of CMOs or REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

                  FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

                  For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates. PCs represent undivided interests in specified level payments, residential mortgages or participation therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

                  The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and accordingly the life of the certificates, will be a function of current market rates and current conditions in the relevant housing markets. Estimated average life will be determined by the Adviser, and such securities may be purchased by the Bond Fund if the estimated average life is determined to be five years or less.

                  Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Bond Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security’s maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security’s return to the Bond Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return the Bond Fund will receive when these amounts are reinvested.

                  Asset-Backed Securities. The Bond Fund may purchase asset-backed securities issued by either governmental or non-governmental entities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Payment on asset-backed securities of a private issuer is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. The Bond Fund may also invest in other types of asset-backed securities that may be available in the future.

                  The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected payments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the Bond Fund, the maturity of asset-backed securities will be based on estimates of average life.

                  Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates. Furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of a shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

                  Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (e.g., credit card and automobile loan receivables as opposed to real estate mortgages). Ultimately, asset-

backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries of repossessed collateral may not, in some cases, be able to support payments on these securities.

                  Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Bond Fund’s experiencing difficulty in valuing or liquidating such securities. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above under “Illiquid Securities.”

                  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

                  The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. In calculating the average weighted maturity of the Bond Fund, the maturity of asset-backed securities will be based on estimates of average life.

Municipal Obligations

                  The Bond Fund may invest up to 20% of its total assets in Municipal Obligations. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

                  The two principal classifications of Municipal Obligations consist of “general obligation” and “revenue” issues, and the respective portfolios may also purchase “moral obligation” issues, which are normally issued by special purpose authorities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds (e.g., bonds issued by industrial development authorities) that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term “Municipal Obligations” if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

                  The Bond Fund may, when deemed appropriate by the Adviser in light of its investment objective, invest in obligations issued by state and local governmental issuers. Dividends which are derived from the interest on Municipal Obligations generally would not be taxable to the Bond Fund’s shareowners for federal income tax purposes.

                  The Bond Fund may also purchase short-term project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                  Further, the Bond Fund may purchase Municipal Obligations known as “certificates of participation” which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by applicable municipal charter provisions or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may or may not provide that the certificate trustee can accelerate lease obligations upon default. If the trustee could not accelerate lease obligations upon default, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. Certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances. If a specified event occurs, a certificate is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation are not as liquid or marketable as other types of Municipal Obligations.

                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. The Commerce Funds cannot predict what legislation, if any, may be proposed or enacted in the future regarding the federal tax status of interest on such obligations. Such proposals, whether pending or enacted, might materially and adversely affect the availability of Municipal Obligations for investment by the Bond Fund and the liquidity and value of its portfolio. In such an event, the Bond Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

                  Certain of the Municipal Obligations held by the Bond Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

Options Trading

                  Each of the Affiliated Underlying Funds may purchase put and call options and may write covered call and secured put options, which will be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of securities subject to options written by the International Equity and Bond Funds will not exceed 5% of the respective Fund’s total assets. The aggregate value of securities subject to options written by the Growth, Value and MidCap Growth Funds will not exceed 25% of the respective Fund’s total assets. Notwithstanding the foregoing, an Affiliated Underlying Fund may not purchase or sell futures contracts or options on futures contracts to increase total return unless immediately after any such transaction, the aggregate amount of premiums paid for put options and the amount of margin deposits on existing futures positions do not exceed 5% of the total assets of an Affiliated Underlying Fund.

                  Options may relate to particular securities and various stock indexes or currencies. This is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by an Underlying Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

                  The Affiliated Underlying Funds may write only “covered” call options on securities. The option is “covered” if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its Custodian) upon conversion or exchange of other securities held by it. A call option is also covered if an Underlying Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Underlying Fund in cash or cash equivalents in a segregated account with its Custodian.

                  An Underlying Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Underlying Fund’s executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., the same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Underlying Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. An Affiliated Underlying Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Affiliated Underlying Fund to make a closing purchase transaction in order to close out its position.

                  When an Underlying Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Underlying Fund. When an Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Underlying Fund is included in the liability section of the Underlying Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a loss equal to the premium paid. If an Underlying Fund enters into a closing sale transaction on an option purchased by it, the Underlying Fund will realize a gain if the premium received by the Underlying Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by an Underlying Fund expires on the stipulated expiration date or if an Underlying Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by an Underlying Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Underlying Fund will realize a gain or loss.

                  As noted previously, there are risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. An Underlying Fund will likely be unable to control losses by closing its position where a liquid secondary market does not exist. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Successful use of options by an Underlying Fund is subject to the Adviser’s ability to correctly predict movements in the direction of stock prices, interest rates and other economic factors.

Passive Foreign Investment Companies

                  The International Equity Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such entities have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the International Equity Fund’s expenses (management fees and operating expenses), shareowners will also indirectly bear similar expenses of such entities. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the International Equity Fund held its investment. In addition, the International Equity Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareowners.

                  To avoid such tax and interest, the International Equity Fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The International Equity Fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay for such distributions.

Portfolio Turnover

                  The annualized portfolio turnover rate for each Underlying Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average market value of the portfolio securities. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Underlying Fund turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Underlying Fund to receive favorable tax treatment. Affiliated Underlying Fund turnover will not be a limiting factor in making portfolio decisions, and each Affiliated Underlying Fund may engage in short-term trading to achieve its investment objective.

Ratings of Securities

                  Investment-grade obligations are those rated at the time of purchase AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody’s or which are similarly rated by another NRSRO (including Fitch) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Obligations rated BBB by S&P, Baa by Moody’s or the equivalent rating of another NRSRO are considered to have speculative characteristics and are subject to greater credit and market risk than securities rated in the top three investment-grade categories.

                  Subsequent to their purchase by the Bond Fund, the Bond Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment-grade securities. Up to 5% of the Bond Fund’s portfolio securities may represent securities downgraded below investment grade. The Adviser will consider such an event in determining whether the Bond Fund should continue to hold the security. See Appendix A for a description of applicable debt ratings.

                  The International Equity Fund may also hold foreign or domestic money market instruments and domestic securities rated at the time of purchase in one of the three highest investment-grade categories by Moody’s, S&P or another NRSRO. The International Equity Fund does not intend to purchase unrated debt obligations. In an event that the rating of any security held by the International Equity Fund falls below the required rating, the security will be disposed of unless it appears this would be disadvantageous to the International Equity Fund.

                  The ratings of Moody’s, S&P and Fitch, as NRSROs, represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by an Underlying Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by an Underlying Fund. The Adviser will consider such an event in conjunction with the Underlying Fund’s investment policy when determining whether the Underlying Fund should continue to hold the obligation.

                  The payment of principal and interest on most securities purchased by the Underlying Funds will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its debt securities may be materially adversely affected by litigation or other conditions.

                  Attached to this Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by NRSROs for securities in which the Underlying Funds may invest.

Repurchase Agreements

                  Each Affiliated Underlying Fund may enter into repurchase agreements under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with an Affiliated Underlying Fund’s custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by the Adviser. If the seller under the repurchase agreement defaults, an Underlying Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by an Underlying Fund may be delayed or limited.

                  The repurchase price under the repurchase agreements described in the Affiliated Underlying Funds’ Prospectus generally equals the price paid by an Affiliated Underlying Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Underlying Funds’ custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans under the 1940 Act.

Reverse Repurchase Agreements

                  Each Affiliated Underlying Fund may borrow money for temporary purposes by entering into transactions called reverse repurchase agreements. Under these agreements, an Underlying Fund sells portfolio securities to a financial institution (such as a bank or broker-dealer) and agrees to buy them back later at an agreed upon time and price. When an Affiliated Underlying Fund enters into a reverse repurchase agreement, it places in a separate custodial account cash or liquid assets that have a value equal to or greater than the repurchase price. The account is then continuously monitored by the Adviser to make sure that an appropriate value is maintained. Reverse repurchase agreements involve the risk that the value of portfolio securities an Underlying Fund relinquishes may decline below the price the Underlying Fund must pay on the repurchase date. An Affiliated Underlying Fund will only enter into reverse repurchase agreements to avoid the need to sell its securities to meet redemption requests during unfavorable market conditions. As reverse repurchase agreements are deemed to be borrowings by the SEC, each Underlying Fund is required to maintain continuous asset coverage of 300%. Should the value of an Underlying Fund’s assets decline below 300% of borrowings, an Underlying Fund may be required to sell portfolio securities within three days to reduce the Underlying Fund’s debt and restore 300% asset coverage.

Rights Offerings and Warrants

                  The Growth, Value, MidCap Growth and International Equity Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that an Underlying Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the expiration of the rights and warrants. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. An Affiliated Underlying Fund will not invest more than 10% of its net assets, taken at market value, in warrants. Warrants acquired by an Affiliated Underlying Fund in units or attached to other securities are not subject to this restriction.

Securities Issued by Other Investment Companies

                  Each Affiliated Underlying Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Affiliated Underlying Fund currently intends to limit its investments so that, as determined immediately after a purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Affiliated Underlying Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Affiliated Underlying Fund and other investment companies advised by the Adviser, or any affiliate of Commerce Bancshares, Inc. As a shareowner of another investment company, an Underlying Fund would bear, along with other shareowners, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that an Underlying Fund bears directly in connection with its own operations and may represent a duplication of fees to shareowners of the Underlying Fund.

                  Each of the Growth, Value and MidCap Growth Funds may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by any one Affiliated Underlying Fund in SPDRs. The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

                  SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Underlying Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Underlying Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

                  The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Underlying Funds could result in losses on SPDRs.

Stripped Securities

                  The Federal Reserve has established an investment program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” The Bond Fund may purchase securities registered under this program. This allows the Bond Fund to be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. The Treasury Department has, within the past several years, facilitated transfers of such securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

                  In addition, the Bond Fund may acquire U.S. Government Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Investments by the Bond Fund in these securities will not exceed 5% of the value of the Bond Fund’s total assets. Having separated the interest coupons from the underlying principal of the U.S. Government Obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Obligations for federal tax purposes. The Commerce Funds is unaware of any binding legislative, judicial or administrative authority on this issue.

                  Although stripped securities do not pay interest to their holders before they mature, federal income tax rules require an Underlying Fund each year to recognize a part of the discount attributable to a security as interest income. This income must be distributed along with the other income an Underlying Fund earns. To the extent shareowners request that they receive their dividends in cash rather than reinvesting them, the money necessary to pay those dividends must come from the assets of an Underlying Fund or from other sources such as proceeds from sales of Underlying Fund shares and/or sales of portfolio securities. The cash so used would not be available to purchase additional income-producing securities, and an Underlying Fund’s current income could ultimately be reduced as a result.

                  In addition, the Bond Fund may purchase SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. SMBS, in particular, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. If the underlying obligations experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of an Underlying Fund’s per share net asset value.

Temporary Investments

                  Each of the Affiliated Underlying Funds may assume a temporary defensive position at times when the Adviser believes such a position is warranted by uncertain or unusual market conditions. Such a position would allow an Affiliated Underlying Fund to deviate from its fundamental and non-fundamental policies. Each Affiliated Underlying Fund may invest for temporary defensive purposes up to 100% of its total assets in cash or cash equivalent short-term obligations including “money market instruments,” a term which includes, among other things, bank obligations, commercial paper and notes, U.S. Government Obligations, foreign government securities (if permitted) and repurchase agreements. Only the International Equity and Bond Funds may invest in foreign debt securities.

                  Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Bank obligations also include obligations of foreign banks or foreign branches of U.S. banks. Although the Affiliated Underlying Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser deems the investment to present minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Underlying Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

                  Certificates of deposit issued by domestic branches of domestic banks do not benefit materially, and certificates of deposit issued by foreign branches of domestic banks do not benefit at all, from insurance from the Federal Deposit Insurance Corporation.

                  Both domestic banks and foreign branches of domestic banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and costs of funds for the purpose of financing and lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

                  The International Equity Fund may also hold foreign or domestic money market instruments and debt securities rated at the time of purchase in one of the three highest investment-grade categories by Moody’s, S&P or another NRSRO. The International Equity Fund does not intend to purchase unrated debt obligations. In the event that the rating of any security held by the International Equity Fund falls below the required rating, the security will be disposed of unless it appears this would be disadvantageous to the International Equity Fund.

                  When the Adviser pursues a temporary defensive strategy, the Underlying Funds may not profit from favorable developments that would have been available if the Underlying Funds were pursuing their normal investment strategies. In addition, when the Adviser uses a defensive strategy, the Underlying Funds will not be pursuing their investment objectives.

U.S. Government Obligations

                  As stated in the Prospectus, pursuant to their respective investment objectives, the Affiliated Underlying Funds may invest in obligations of the United States Government (“U.S. Government Obligations”). Examples of the types of U.S. Government Obligations which may be held by the Affiliated Underlying Funds, in addition to those listed in the Prospectus, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Variable and Floating Rate Instruments

                  The Affiliated Underlying Funds may purchase variable rate and floating rate obligations issued by corporations, industrial development authorities and governmental entities. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by the Affiliated Underlying Funds, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time an Underlying Fund can recover payment of principal as specified in the instrument.

                  While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by an Underlying Fund, an Underlying Fund may, from time to time as specified in the instrument, demand payment in full of the principal of the instrument or may resell the instrument to a third party. The absence of such an active secondary market, however, could make it difficult for an Underlying Fund to dispose of a variable or floating rate demand instrument if the issuer defaulted on its payment obligations during periods that an Underlying Fund is not entitled to exercise its demand rights, and an Underlying Fund could, for these or other reasons, suffer a loss. Variable and floating rate instruments with no active secondary market and with notice/termination dates in excess of seven days will be included in the calculation of an Underlying Fund’s illiquid assets.

When-Issued Purchases and Forward Commitments

                  Each Affiliated Underlying Fund may purchase securities on a when-issued basis or enter into forward commitment transactions. These transactions, which involve a commitment by an Affiliated Underlying Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Affiliated Underlying Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in market prices or in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield or price obtained in a transaction (and therefore the value of the security) may be less favorable than the yield or price (and therefore the value of the security) available in the market when the securities delivery takes place. When an Affiliated Underlying Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Affiliated Underlying Funds’ custodian will set aside cash or liquid assets, as permitted by applicable law, equal to the amount of the purchase or the commitment in a separate account. Normally, the custodian will set aside portfolio securities to meet this requirement. The market value of the separate account will be monitored and if such market value declines, the Affiliated Underlying Fund will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Underlying Fund’s commitments. Because an Affiliated Underlying Fund will set aside cash or liquid assets, as permitted by applicable law, in the manner described, the Affiliated Underlying Fund’s liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or forward commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding.

                  An Affiliated Underlying Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. No Affiliated Underlying Fund intends to engage in when-issued purchases and forward commitments for speculative purposes. If deemed advisable as a matter of investment strategy, however, an Affiliated Underlying Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Affiliated Underlying Fund on the settlement date. In these cases an Affiliated Underlying Fund may realize a capital gain or loss.

                  When an Underlying Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Underlying Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining an Underlying Fund’s net asset value starting on the day that the Underlying Fund agrees to purchase the securities. An Underlying Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When an Underlying Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Underlying Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in the Underlying Fund’s net asset value as long as the commitment remains in effect.

Zero Coupon Bonds

                  The Bond Fund may acquire zero coupon bonds. Such obligations will not result in the payment of interest until maturity and typically have greater price volatility than coupon obligations. The Bond Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareowners and which, because no cash is received at the time of accrual, may require the liquidations of other portfolio securities to satisfy the Bond Fund’s distribution obligations. These actions may occur under disadvantageous circumstances and may reduce the Bond Fund’s assets, thereby increasing its expense ratio and decreasing its rate of return. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

INVESTMENT LIMITATIONS OF THE ASSET ALLOCATION FUND

                  The Asset Allocation Fund is subject to the investment limitations enumerated below. Those limitations that are designated as “fundamental” may not be changed without the approval of the lesser of (1) 67% of the Asset Allocation Fund’s shares present at a meeting of shareowners if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Asset Allocation Fund’s outstanding shares. Other restrictions in the form of non-fundamental policies are subject to change by The Commerce Funds’ Board of Trustees without shareholder approval. In addition, the Asset Allocation Fund’s investment objective is not fundamental and may be changed without shareowners approval] If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Asset Allocation Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Asset Allocation Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Asset Allocation Fund may continue to hold a security even though it causes the Asset Allocation Fund to exceed a percentage limitation because of the fluctuation in the value of the Asset Allocation Fund’s assets.

                  As a matter of fundamental policy, the Asset Allocation Fund may not:

                  1.      invest more than 25% of the Asset Allocation Fund’s total assets in the securities of issuers in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements fully collateralized by such securities, are excepted from these limitations.

                  2.      purchase or sell real estate, except that the Asset Allocation Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein and may hold and sell real estate acquired by the Asset Allocation Fund as a result of the ownership of securities.

                  3.      make loans to other persons, except that the purchase of all or a portion of an issue of securities or obligations of the type in which the Asset Allocation Fund may invest shall not be deemed to be the making of a loan, and except further that the Asset Allocation Fund may enter into repurchase agreements in accordance with its investment objective and policies and may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets (including the value of the collateral for the loan).

                  4.      borrow money, issue senior securities or pledge its assets, except that the Asset Allocation Fund may borrow from banks and enter into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets (including the amount borrowed) and pledge its assets to secure such borrowings, provided the Asset Allocation Fund maintains asset coverage of at least 300% for all such borrowings. The Asset Allocation Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Asset Allocation Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

                  5.      purchase securities on margin, except that (i) the Asset Allocation Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (ii) the Asset Allocation Fund may pay initial or variation margin in connection with futures and related option transactions, and (iii) this investment limitation shall not apply to the Asset Allocation Fund’s transactions in futures contracts and related options or to the Asset Allocation Fund’s transactions in securities on a when-issued or forward commitment basis.

                  6.      underwrite securities of other issuers, except insofar as the Asset Allocation Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (“Securities Act”) in purchasing and selling portfolio securities and except insofar as such underwriting would comply with the limits set forth in the 1940 Act.

                  7.      purchase or sell commodities or contracts on commodities, except to the extent the Asset Allocation Fund may do so in accordance with applicable law and the Asset Allocation Fund’s current prospectus and statement of additional information, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodities Exchange Act.

                  As a matter of non-fundamental policy, the Asset Allocation Fund may not:

                  1.      Make short sales of securities or maintain a short position, except that the Asset Allocation Fund may make short sales against-the-box (defined as the extent to which the Asset Allocation Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

                  2.      Invest in illiquid securities and securities of unseasoned issuers, if as a result more than 15% of its net assets would be invested in such securities.

                  3.      Invest in real estate limited partnership interests or participations or other direct interests in or enter into leases with respect to oil, gas or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Asset Allocation Fund would be invested in such programs, except that the Asset Allocation Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration of development activities.

                  4.      Write, purchase or sell puts, calls, straddles, spreads or combinations thereof with respect to more than 25% of the value of its net assets.

                  The Underlying Funds in which the Asset Allocation Fund may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing the Asset Allocation Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions and policies listed above. The investment restrictions of these Underlying Funds are set forth in their Statement of Additional Information.

PRICING OF SHARES

                  The net asset value per share for the Asset Allocation Fund is calculated separately for Institutional and Service Shares by adding the value of all portfolio securities and other assets belonging to the Asset Allocation Fund that are allocable to a particular class, subtracting the liabilities charged to such class of the Asset Allocation Fund, and dividing the result by the number of shares outstanding of such class of the Asset Allocation Fund. Assets which belong to the Asset Allocation Fund consist of the consideration received upon the issuance of shares of the Asset Allocation Fund together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of The Commerce Funds not belonging to a particular investment portfolio. Assets belonging to a particular class of the Asset Allocation Fund are charged with the direct liabilities of that class and with a share of the general liabilities of The Commerce Funds which are normally allocated in proportion to the relative net asset values of all of The Commerce Funds’ investment portfolios at the time of allocation. Payments under The Commerce Funds’ Shareholder Administrative Services Plans for Institutional Shares and Service Shares are allocated to the Shares in proportion to their relative net asset values. Payments under the Distribution Plan pursuant to Rule 12b-1 are applicable only to the Service Shares of the Asset Allocation Fund.

                  In determining the net asset value of the Asset Allocation Fund, the net asset value of the Underlying Fund’s shares held by the Asset Allocation Fund will be their net asset value at time of computation. As stated in their prospectuses, an Underlying Fund’s investments will be valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of The Commerce Funds’ Board of Trustees. A security that is primarily traded on a domestic securities exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                  The value of an Underlying Fund’s portfolio securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation, except when an occurrence subsequent to the time a value was so established is likely to have changed such value; then the fair value of those securities will be determined through consideration of other factors by or under the direction of The Commerce Funds’ Board of Trustees. Securities trading in over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time. In addition, European and Pacific Basin securities trading may not take place on all

Business Days (as defined in the Prospectus of the Affiliated Underlying Funds). Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not considered to be Business Days. The calculation of the net asset value of the Underlying Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 4:00 p.m. Eastern time, and at other times, may not be reflected in the calculation of net asset value of the Underlying Fund unless the Underlying Fund, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Shares of the Asset Allocation Fund are offered and sold on a continuous basis by The Commerce Funds’ Distributor, Goldman, Sachs & Co., acting as agent for The Commerce Funds. Service Shares of the Asset Allocation Fund are sold to investors at the public offering price based on the Asset Allocation Fund’s net asset value next determined after a purchase order is received plus a front-end sales charge as described in the Prospectus. Institutional Shares of the Asset Allocation Fund are sold to investors at the net asset value next determined after a purchase order is received.

Institutional Shares are offered primarily to:

•	investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries (for example, Commerce Investment Advisers, Inc. clients, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills);

•	participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;

•	any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;

•	employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and National Financial Data Services, Inc. or their subsidiaries or affiliates; and

•	financial planners, broker dealers and their clients.

Service Shares are offered primarily to:

•	individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and

•	financial planners and their clients.

Additional Redemption Information

                  Under the 1940 Act, the Asset Allocation Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Commerce Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.)

                  In addition to the situations described in the Prospectus under “Redeeming Service Shares” and “Redeeming Institutional Shares,” as applicable, The Commerce Funds may redeem shares involuntarily to reimburse the Asset Allocation Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Asset Allocation Fund as provided in the Prospectus.

                  In an exchange, the redemption of shares being exchanged will be made at the per share net asset value of the shares to be redeemed next determined after the exchange request is received. The shares of the Asset Allocation Fund to be acquired will be purchased at the per share net asset value of those shares (plus any applicable sales charge) next determined after acceptance of the purchase order by The Commerce Funds in accordance with its customary policies for accepting investments.

                  The Asset Allocation Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Asset Allocation Fund’s responsibilities under the 1940 Act. In the event shares are redeemed for securities or other property, shareowners may incur additional costs in connection with the conversion thereof to cash. Redemption in kind is not as liquid as a cash redemption. Shareowners who receive a redemption in kind may receive less than the redemption value of their shares upon sale of the securities or property received, particularly where such securities are sold prior to maturity.

Retirement Plans

                  Profit-Sharing Plan. The Commerce Funds offer a profit-sharing plan (including a 401(k) option) (the “Profit-Sharing/401(k) Plan”) for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Asset Allocation Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code (the “Code”).

                  The Code provides certain tax benefits for contributions by a self-employed individual or corporation to the Profit-Sharing/401(k) Plan. For example, contributions to the

Plan are deductible (subject to certain limits) and earnings on the contributions are not taxed until distributed. However, distribution of amounts from the Profit-Sharing/401(k) Plan to a participant before the participant attains age 59 1/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the participant’s gross income.

                  Individual Retirement Accounts. The Commerce Funds offer individual retirement accounts (the “Traditional IRA”) for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of The Commerce Funds as a funding medium for individual retirement saving. The Code limits the amount an individual may contribute to a Traditional IRA and deductible contributions and earnings thereon are not subject to federal income tax until distributed. Except for rollover distributions, an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year may no longer contribute to a Traditional IRA held on his or her behalf. Distribution of an individual’s Traditional IRA assets (and earnings thereon) before the individual attains age 59 1/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the individual’s gross income.

                  The Commerce Funds permit certain employers (including self-employed individuals) to make contributions to an employee’s Traditional IRA if the employer establishes a Simplified Employee Pension (“SEP”) plan. A SEP permits an employer to make discretionary contributions to all of its eligible employees’ Traditional IRAs equal to a uniform percentage of each employee’s compensation (subject to certain limits). The Code provides certain tax benefits to employers who contribute to an employee’s Traditional IRA pursuant to a SEP. For example, employer contributions to an employee’s Traditional IRA pursuant to a SEP are deductible (subject to certain limits) and the contributions and earnings thereon are not taxed until distributed.

                  The Commerce Funds also have available a Roth Individual Retirement Account (the “Roth IRA”) for use by individuals with compensation for services rendered. Individuals whose adjusted gross income (“AGI”) is within the applicable income limitations (an AGI of up to $110,000 for a single individual and an AGI of up to $160,000 for married couples filing jointly) may contribute at any age to a Roth IRA for the individual and for his or her nonworking spouse. Roth IRA contributions are not deductible. Earnings on amounts contributed to a Roth IRA, however, may be withdrawn tax and penalty-free if the Roth IRA has been held for at least five years (beginning with the first tax year for which a contribution was made to any Roth IRA of the account owner) and the distribution is due to the account owner’s attainment of age 59 1/2 or another qualifying event. Distributions which do not meet these criteria are generally subject to a 10% tax on the amount includible in gross income.

                  Savings Incentive Match Plan for Employees of Small Employers. Finally, The Commerce Funds offer a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). Each eligible employee of an employer that maintains a SIMPLE IRA Plan may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE individual retirement account (a “SIMPLE IRA”). The employer must generally make an annual, non-discretionary contribution to the SIMPLE IRA of each eligible employee. The Code provides certain tax benefits for contributions by an employer, pursuant to a SIMPLE IRA Plan, to an employee’s SIMPLE IRA. For example, these contributions are deductible (subject to certain limits) and not subject to federal income tax until distributed.

                  In the Profit-Sharing/401(k) Plan and in the IRAs available through The Commerce Funds, distributions of net investment income and capital gains will be automatically reinvested.

                  The foregoing brief descriptions are not complete or definitive explanations of the Profit-Sharing/401(k) Plan or IRAs available for investment in the Asset Allocation Fund. Any person who wishes to establish a retirement plan account may do so by contacting The Commerce Funds directly. The complete Plan and IRA documents and applications will be provided to existing or prospective shareowners upon request, without obligation. The Commerce Funds recommends that investors consult their attorneys or tax advisers to determine if the retirement programs described herein are appropriate for their needs.

CODE OF ETHICS

                  The Trust, Adviser, and Distributor have each adopted a code of ethics under Rule 17j-1 of the Act that permits their personnel who are subject to the code to invest in securities, including securities that may be purchased or held by the Asset Allocation Fund.

DESCRIPTION OF SHARES

                  Under the Asset Allocation Fund’s Trust Instrument, the shares of beneficial interest in The Commerce Funds shall be divided into such transferable shares of one or more separate and distinct series or classes of a series, as the Trustees shall from time to time create and establish. The Trustees may, from time to time and without vote of the shareowners, issue shares to a party or parties and for such amount and type of consideration and on such terms, subject to applicable law, as the Trustees may deem appropriate. The Trustees may issue fractional shares and shares held in treasury. Also, the Trustees may from time to time divide or combine the shares into a greater or lesser number without thereby changing the proportionate beneficial interests in The Commerce Funds. The proceeds received by the Asset Allocation Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Asset Allocation Fund. The underlying assets of the Asset Allocation Fund will be segregated on the books of account.

                  The Asset Allocation Fund offers two classes of shares: Institutional Shares and Service Shares.

                  Asset Allocation Fund shares have no preemptive rights and only such conversion and exchange rights as the Board of Trustees may grant in its discretion. All shares issued as described in the Prospectus will be fully paid and non-assessable.

                  Each share of a series shall represent an equal beneficial interest in the net assets of such series. Each holder of shares of a series shall be entitled to receive distributions of income and capital gains, if any, which are made with respect to such series and which are attributable to such shares. Upon redemption of shares, such shareowner shall be paid solely out of the funds and property of such series of The Commerce Funds.

                  The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of shareowners of any series of The Commerce Funds, to establish and designate and to change in any manner any such series of shares or any classes of initial or additional series and to fix such relative preferences, voting powers, rights and privileges of such series or classes thereof as the Trustees may from time to time determine, to divide or combine the shares or any series or classes thereof into a greater or lesser number, to classify or reclassify any issued shares or any series or classes thereof into one or more series or classes of shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

                  In the event of a liquidation or dissolution of The Commerce Funds or an individual portfolio of The Commerce Funds, the Trustees may sell and convey all or substantially all of the assets of The Commerce Funds or any series to another entity or to a separate series of shares thereof, for adequate consideration. The sale or conveyance may include the assumption of all outstanding obligations, taxes and other liabilities and may include shares of beneficial interest, stock or other ownership interests. In the alternative, the Trustees may sell and convert into money all of the assets of The Commerce Funds or any series. After such actions, the Trustees will distribute the remaining proceeds or assets (as the case may be) of each series (or class) ratably among the holders of shares of those series then outstanding.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareowners of The Commerce Funds voting together in the aggregate without regard to a particular investment portfolio.

                  The shareowners have the power to vote only for the election of Trustees, for the removal of Trustees and with respect to such additional matters relating to The Commerce Funds as may be required by law, by the Trust Instrument, or as the Trustees may consider desirable. The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case any such matter shall be voted on by such class or classes. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-laws. A proxy may be given in writing, by telefax, or in any other manner provided for in the By-laws.

                  Special meetings of the shareowners of any series may be called by the Trustees and shall be called by the Trustees upon the written request of shareowners owning at least 10% of the outstanding shares entitled to vote. Whenever ten or more shareowners meeting the qualifications set forth in Section 16(c) of the 1940 Act seek the opportunity of furnishing materials to the other shareowners with a view to obtaining signatures on such a request for a meeting, the Trustees shall provide shareowners access to The Commerce Funds’ list of record shareowners or the mailing of such materials to such record shareowners, subject to the applicable provisions of the 1940 Act. Notice shall be sent by mail or such other means as determined by the Trustees at least 15 days prior to any such meeting. One-third of the shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareowners’ meeting, except that where any provision of law or of the Trust Instrument permits or requires that holders of any series shall vote as a series (or that holders of a class shall vote as a class), then one-third of the aggregate number of shares of that series (or that class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series (or that class). Any action which may be taken by the shareowners of The Commerce Funds or of a series may be taken without a meeting if shareowners holding more than a majority of the shares entitled to vote, except when a larger vote is required by law or by any provision of the Trust Instrument, shall consent to the action in writing, provided that such action by written consent is approved by the Board of Trustees.

                  When used in the Prospectuses or in this Statement of Additional Information, a “majority” of shareowners of The Commerce Funds or the Asset Allocation Fund means, with respect to the approval of an investment advisory agreement or a change in an investment objective or a fundamental investment policy, the vote of the lesser of (1) 67% of the shares of The Commerce Funds or the Asset Allocation Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of The Commerce Funds or the Asset Allocation Fund.

                  The Trust Instrument provides that the Trustees, when acting in their capacity, will not be personally liable to any person other than The Commerce Funds or a beneficial owner for any act, omission or obligation of The Commerce Funds or any Trustee. A Trustee shall not be liable for any act or omission in his capacity as Trustee, or for any act or omission of any officer or employee of The Commerce Funds or of any other person or party, provided that nothing contained in the Trust Instrument or in the Delaware Business Trust law shall protect any Trustee against any liability to The Commerce Funds or to shareowners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

ADDITIONAL INFORMATION CONCERNING TAXES

Federal Taxes

                  The Asset Allocation Fund and each Underlying Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Asset Allocation Fund and each Underlying Fund itself generally will be relieved of federal income and excise taxes. If the Asset Allocation Fund or an Underlying Fund were to fail to so qualify: (1) the Asset Allocation Fund or Underlying Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Asset Allocation Fund or an Underlying Fund were to fail to make sufficient distributions in a year, the Asset Allocation Fund or Underlying Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Asset Allocation Fund or Underlying Fund could be disqualified as a regulated investment company. A failure of an Underlying Fund to qualify as a regulated investment company could, in turn, cause the Asset Allocation Fund to fail to so qualify.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Asset Allocation Fund and each Underlying Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

                  Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Asset Allocation Fund or an Underlying Fund on December 31 of such year if such dividends are actually paid during January of the following year.

                  When you open your account, you should provide your social security or tax identification number on your Account Application. By law, the Asset Allocation Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Asset Allocation Fund to do so. For 2002 and 2003, the withholding rate is 30%. Lower rates will apply in later years.

                  The International Equity Fund. It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareowner of the International Equity Fund, which would allow each shareowner of the International Equity Fund either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction. However, the Asset Allocation Fund will not be able to afford its shareholders this benefit.

MANAGEMENT OF THE COMMERCE FUNDS

Trustees and Officers of the Trust

                  The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

                  Each Trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 72 years (75 years with respect to Messrs. Weaver and Barron); or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Number of
Funds in
Fund
	Position(s)	Length of		Complex[1]
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	The Trust	Served	During Past 5 Years	Trustee	Held by Trustee[2]

INDEPENDENT TRUSTEES

John Eric Helsing c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 DOB: 11/6/33	Trustee and Chairman	7 years	Retired. Former Professor and Chairman, Department of Business Administration and Economics of William Jewell College. Former lecturer at William Jewell College. Trustee Midwest Research Institute	12	Trustee, Midwest Research Institute

				Number of
				Funds in
				Fund
	Position(s)	Length of		Complex[1]
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	The Trust	Served	During Past 5 Years	Trustee	Held by Trustee[2]

David L. Bodde c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Trustee	7 years	Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City since July 1996. Vice President, Midwest Research Institute since January 1991. Director, Missouri Technological Corporation. Director, Great Plains Energy since 1994.	12	Director, Missouri Technological Corporation. Director, Great Plains Energy since 1994

John Joseph Holland c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 DOB: 3/5/50	Trustee	7 years	President and CEO, Butler Manufacturing Company, January 1999 to present, Executive Vice President from June 1998 to January 1999, and Chief Financial Officer from January 1990-June 1998; Director, Allendale Insurance Company	12	Director, Allendale Insurance Company.

INTERESTED TRUSTEES

*Warren W. Weaver c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 DOB: 10/10/30	Trustee and President	5 years	Retired Former Vice Chairman, Commerce Bancshares, Inc. and Commerce Bank, N.A	12	Director, Milbank Mfg. Company; Director, Roddis Lumber Company; Advisory Director of Aon; Advisory Director of Commerce Bank, N.A.

*Randall D. Barron c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 DOB: 10/25/29	Trustee and Treasurer	7 years	Retired. Former President, Missouri Division, Southwestern Bell Telephone Company. Former Director, Commerce Bancshares, Inc.	12

* These Trustees are interested persons because they are officers of the Trust. In addition, Mr. Barron owns stock of Commerce Bancshares, Inc. and The Goldman Sachs Group, Inc. and Mr. Weaver is an advisory director of Commerce Bank, N.A. and serves as a consultant to Commerce Bancshares, Inc. and its affiliates.

Number of
Funds in
Fund
	Position(s)	Length of		Complex[1]
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	The Trust	Served	During Past 5 Years	Trustee	Held by Trustee[2]

OFFICERS

James A. McNamara Goldman Sachs Asset Management 4900 Sears Tower Chicago, IL 60606 DOB: 10/2/62	Vice President	2 years	Vice President, Goldman, Sachs & Co., since April 1998. Senior Vice President and Eastern Regional Manager for Dreyfus Institutional Service Corp. from 1996 to 1998.	N/A	N/A

John Perlowski Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 11/7/64	Vice President	5 years	Vice President, Director – Fund Treasury, Goldman, Sachs & Co., since July 1995.	N/A	N/A

William Schuetter Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	Vice President	1-1/2 years	Vice President and Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001. Vice President and Business Manager for The Commerce Funds since December 1998. Vice President of Fund Accounting, UMB Bank, from 1996 – 1998.	N/A	N/A

Larry Franklin Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 DOB: 2/21/47	Vice President	1-1/2 years	President and Director, Commerce Investment Advisors, Inc., 2001- present. Senior Vice President, Commerce Bank, N.A., 1993 – present. Business Manager, The Commerce Funds, 1993 – 1996; Administrative Director 1996 – 1998; and Managing Director, 1998 – present	N/A	N/A

Number of
Funds in
Fund
	Position(s)	Length of		Complex[1]
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	The Trust	Served	During Past 5 Years	Trustee	Held by Trustee[2]

Dee Moran Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 1/18/66	Vice President	8 mos	Consultant for Goldman Sachs Asset Management since May 2000. Vice President, Goldman Sachs Asset Management 1992 – 2000.	N/A	N/A

Joseph Reece Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 DOB: 3/23/69	Vice President	8 mos	Vice President and Chief Compliance Officer, Commerce Investment Advisors, Inc., 2001 – present. Assistant Vice President, Commerce Bank, N.A., 1999 – present. Field Supervisor, NASDR, 1993 – 1999.	N/A	N/A

Peter Fortner Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 1/25/58	Assistant Treasurer	1-1/2 years	Vice President, Goldman Sachs Asset Management, July 2000 to present. Vice President/ Accounting Manager and employee for Prudential Investment Fund Management LLC in their mutual fund administration group from 1985 to 2000.	N/A	N/A

Philip V. Guica, Jr. Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 3/3/62	Assistant Treasurer	2 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co. (May 1992 – present)	N/A	N/A

Number of
Funds in
Fund
	Position(s)	Length of		Complex[1]
	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Name, Address and Age	The Trust	Served	During Past 5 Years	Trustee	Held by Trustee[2]

W. Bruce McConnel Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 DOB: 2/7/43	Secretary	7 years	Partner in the law firm Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania	N/A	N/A

Amy Belanger, Esq. Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 9/3/69	Assistant Secretary	1-1/2 years	Vice President and Assistant General Counsel, Goldman, Sachs & Co. 1998 to present. Formerly an Associate of the law firm of Dechert Price & Rhoads, 1996 – 1998.	N/A	N/A

Howard B. Surloff Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 6/21/65	Assistant Secretary	7 years	Assistant General Counsel, Goldman, Sachs & Co. since November 1993 and General Counsel of the U.S. Funds Group since January 1999. Assistant General Counsel since November 1995 and Vice President of Goldman Sachs since May 1994. Formerly an Associate of the law firm of Shereff, Friedman, Hoffman & Goodman	N/A	N/A

Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 DOB: 7/5/51	Assistant Secretary	1-1/2 years	Partner in the law firm Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania	N/A	N/A

1.	The “Fund Complex” consists of the Trust.

2.	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Standing Board Committee

         The Board of Trustees has established one standing committee, the Nominating Committee. The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as disinterested Trustees. The Nominating Committee consists of the three Independent Trustees (Messrs. Bodde, Helsing and Holland). There were no formal meetings of the Nominating Committee during the fiscal year ended October 31, 2001.

*   *   *

         Certain of the officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Goldman Sachs and its respective affiliates. The Commerce Funds has been advised by such officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. McNamara, Fortner, Perlowski, Guica and Surloff and Ms. Belanger hold similar positions with one or more investment companies advised by Goldman Sachs. Messrs. Franklin, Reece and Schuetter, Vice-Presidents of the Trust, also serve as President; Vice President and Chief Compliance Officer; and Vice President and Chief Operations Officer, respectively, of the Adviser.

         Each Trustee of The Commerce Funds receives a fee of $2,000 for each regular and special meeting of the Board of Trustees attended, plus $750 for each telephone meeting of the Board attended. In addition, the Chairman of the Board receives an annual fee of $2,000 for his services in this capacity. All Trustees are reimbursed for out-of-pocket expenses incurred in connection with their attendance at meetings.

         Each Trustee is entitled to participate in The Commerce Funds Deferred Compensation Plan (the “Plan”). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more portfolios of The Commerce Funds, and the amount paid to the Trustees under the Plan will be determined based on the performance of such investments. Deferral of Trustees’ fees will have no effect on a portfolio’s assets, liabilities and net income per share, and will not obligate The Commerce Funds to retain the services of any Trustee or obligate a portfolio to any level of compensation to the Trustee.

         The following table provides certain information about the fees paid by The Commerce Funds to the Trustees for services rendered during the fiscal year ended October 31, 2001:

		PENSION OR
		RETIREMENT	TOTAL
		BENEFITS	COMPENSATION
	AGGREGATE	ACCRUED AS	FROM TRUST
NAME OF	COMPENSATION	PART OF FUND	AND THE FUND
PERSON/POSITION	FROM THE TRUST*	EXPENSES	COMPLEX

JOHN ERIC HELSING, Trustee, Chairman	$10,750	$0	$10,750

WARREN W. WEAVER, Trustee, President	$8,750	$0	$8,750

RANDALL D. BARRON, Trustee, Treasurer	$6,750	$0	$6,750

DAVID L. BODDE, Trustee	$8,750	$0	$8,750

JOHN JOSEPH HOLLAND, Trustee	$8,000	$0	$8,000

•	During this period, the following Trustees deferred the amounts shown pursuant to the Plan: John Eric Helsing ($10,750), John Joseph Holland ($4,000) and David L. Bodde ($8,000).

                  The Trustees own beneficially shares of the Asset Allocation Fund and Affiliated Underlying Funds as of December 31, 2001 with values within the ranges indicated in the following chart:

Aggregate Dollar Range of Equity
Securities in All Registered
Investment Companies Overseen
	Dollar Range of Equity	by Trustee in Family of
Name of Trustee	Securities in the Fund	Investment Companies

John Eric Helsing	Balanced Fund:	$10,000 – $50,000
$10,001 – $50,000;
MidCap Growth Fund:
$10,001 – $50,000
All other Funds: None

Warren W. Weaver	Value Fund:	$10,001 – $50,000
$10,001 – $50,000
All other Funds: None

Randall D. Barron	MidCap Growth Fund:	greater than $100,000
greater than $100,000
All other Funds: None

David L. Bodde	Growth Fund:	greater than $100,000;
Greater than $100,000;
Balanced Fund:
$0 – $10,000;

Aggregate Dollar Range of Equity
Securities in All Registered
Investment Companies Overseen
	Dollar Range of Equity	by Trustee in Family of
Name of Trustee	Securities in the Fund	Investment Companies

MidCap Growth Fund:
$0 – $10,000
International Equity Fund:
$10,000 – $ 50,000
All other Funds: None

John Joseph Holland	Growth Fund:	$0 – $10,000
$0 – $10,000
All other Funds: None

         Based on information provided by the Trustees, as of December 31, 2001, no Independent Trustee or his/her immediate family members owned beneficially or of record any securities of the Adviser, the sub-adviser to the International Equity Fund or Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with such entities.

         The Trustees and officers of The Commerce Funds as a group held less than 1% of each of the Institutional and Service Classes of The Commerce Funds.

Investment Adviser

         The Asset Allocation Fund and each of the Affiliated Underlying Funds are advised by Commerce Investment Advisors, Inc. (“Commerce”), a direct subsidiary of Commerce Bank, N.A. and an indirect subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce Bank (or its predecessor organizations) have provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906.

         The Commerce Funds has filed an exemptive application with the Securities Exchange Commission in order to permit the Asset Allocation Fund to invest in both affiliated and unaffiliated underlying funds. The relief sought would also permit the Asset Allocation Fund to make direct investments in other securities.

         In the Advisory Agreement with The Commerce Funds, the Adviser has agreed to manage the Asset Allocation Fund’s investments and to be responsible for, place orders for, and make decisions with respect to, all purchases and sales of the Asset Allocation Fund’s securities. For the advisory services provided and expenses assumed under the Advisory Agreement, the Adviser is entitled to receive a fee calculated as a percentage of the Asset Allocation Fund’s average daily net assets as stated below:

Annual Rate*

Asset Allocation Fund	.20%

*	The Adviser has contractually agreed to waive all of its management fee at least until October 31, 2003.

         Under the terms of the Advisory Agreement, the Adviser is obligated to manage the investment of the Asset Allocation Fund’s assets in accordance with applicable laws and regulations, including, to the extent applicable, the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary may not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees, and further provide that fiduciary assets may not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above.

         The Adviser will not accept The Commerce Funds’ shares as collateral for a loan which is for the purpose of purchasing The Commerce Funds’ shares, and will not make loans to The Commerce Funds. Inadvertent overdrafts of The Commerce Funds’ account with the Custodian occasioned by clerical error or by failure of a shareholder to provide available funds in connection with the purchase of shares will not be deemed to be the making of a loan to The Commerce Funds by the Adviser.

         The Adviser’s own investment portfolio may include bank certificates of deposit, bankers’ acceptances, and corporate debt obligations, any of which may also be purchased by The Commerce Funds. Joint purchase of investments for The Commerce Funds and for the Adviser’s own investment portfolio will not be made. The commercial banking department of Commerce Trust Company, an affiliate of the Adviser, may have deposit, loan and other commercial banking relationships with issuers of securities purchased by The Commerce Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by The Commerce Funds.

         Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by The Commerce Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Initial Board Approval of Investment Advisory Agreement

         At meetings held on June 11, 2002 and August 14, 2002, the Board of Trustees of the Trust, including the Independent Trustees, approved the Asset Allocation Fund’s investment advisory agreement with the Adviser for a two-year period. In connection with their approval, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services and the Adviser’s experience and qualifications. Among other items, the Trustees also reviewed and considered: (1) a Lipper report comparing the advisory fees and total expense ratio of each class of shares of the Asset Allocation Fund to Lipper data on bank peer group averages; (2) a report on the assets, advisory fees, advisory fee waivers and expense reimbursements for the Asset Allocation Fund; and (3) a Lipper report comparing (i) the contractual management fee for the Asset Allocation Fund with that of funds with the same investment classification, (ii) the expenses for each class of shares of the Asset Allocation Fund to bank group and non-bank group averages and (iii) the expense ratio components (such as contractual management fees and actual administrative fees) for each class of shares of the Asset Allocation Fund to bank groups and non-bank groups. The Trustees also considered the Adviser’s contractual obligation to waive all investment advisory fees of the Asset Allocation Fund indefinitely.

         After discussion, the Board of Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Asset Allocation Fund. The Board of Trustees also concluded that based on the services that the Adviser would provide to the Asset Allocation Fund under the investment advisory agreement and the Adviser’s contractual waiver of all advisory fees, the fees were fair and equitable with respect to the Asset Allocation Fund and that the services provided to the Asset Allocation Fund by the Adviser were not duplicative of any other services provided to the Underlying Funds in which the Asset Allocation Fund will invest. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Asset Allocation Fund to approve the investment advisory agreement.

Custodian and Transfer Agent

         State Street Bank serves as Custodian of the Asset Allocation Fund’s assets pursuant to a Custody Agreement under which it has agreed, among other things, to (i) maintain a separate account in the name of the Asset Allocation Fund; (ii) hold and disburse portfolio securities on account of the Asset Allocation Fund; (iii) collect and receive all income and other payments and distributions on account of the Asset Allocation Fund’s investments; (iv) make periodic reports to The Commerce Funds concerning the Asset Allocation Fund’s operations; (v) provide various accounting services to The Commerce Funds and to the Administrator for the benefit of The Commerce Funds; and (vi) act as foreign custody manager pursuant to Rule 17f-5 of the 1940 Act with respect to the monitoring of the Asset Allocation Fund’s assets held by eligible foreign sub-Custodians. The Custodian is authorized to select one or more banks or trust companies to serve as sub-Custodian on behalf of the The Commerce Funds, provided that the Custodian shall remain liable for the performance of all of its duties under its Custody Agreement and will hold The Commerce Funds and the Asset Allocation Fund harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-Custodian. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110.

         As compensation for custodial services provided, The Commerce Funds pay the Custodian fees of 1/100th of 1% of the Asset Allocation Fund’s average monthly net assets up to one billion, 1/133rd of 1% of the next one billion of such assets and 1/200th of 1% of such assets in excess of two billion based on the aggregate average daily net assets, plus a transaction charge for certain transactions and out-of-pocket expenses.

         State Street Bank also serves as the Asset Allocation Fund’s Transfer Agent and dividend disbursing agent. State Street has appointed NFDS, an indirect subsidiary, to act as the Asset Allocation Fund’s Transfer Agent, as permitted in the Transfer Agency Agreement, provided that State Street Bank shall remain liable for the performance of all of its duties and will hold The Commerce Funds and Asset Allocation Fund harmless from losses caused by the negligence or willful misconduct of any appointee. Under the Transfer Agency Agreement, NFDS will, among other things, (i) receive purchase orders and redemption requests for shares of the Asset Allocation Fund; (ii) issue and redeem shares of the Asset Allocation Fund; (iii) effect transfers of shares of the Asset Allocation Fund; (iv) prepare and transmit payments for dividends and distributions declared by the Asset Allocation Fund; (v) maintain records of accounts for the Asset Allocation Fund, shareowners and advise each shareholder to the foregoing; (vi) record the issuance of shares of the Asset Allocation Fund and maintain a record of and provide the Asset Allocation Fund on a regular basis with the total number of shares of the Asset Allocation Fund which are authorized, issued and outstanding; (vii) perform the customary services of a Transfer Agent, a dividend disbursing agent and Custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Asset Allocation Fund to monitor the total number of shares sold in each State.

Administrator

         Goldman Sachs Asset Management (“GSAM”) is the Administrator for the Asset Allocation Fund. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of The Commerce Funds. Under the Administration Agreement with The Commerce Funds, GSAM administers the business affairs of The Commerce Funds, subject to the supervision of the Board of Trustees, and in connection therewith, furnishes The Commerce Funds with office facilities and is responsible for ordinary clerical, recordkeeping and bookkeeping services required to be maintained by The Commerce Funds (excluding those maintained by The Commerce Funds’ Custodian, Transfer Agent, Adviser and the sub-adviser to the International Equity Fund), preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Custodian and Transfer Agent, providing assistance in connection with meetings of the Board of Trustees and shareowners and other administrative services necessary to conduct the business of The Commerce Funds. For these services and facilities, GSAM is entitled to receive a monthly fee from the Asset Allocation Fund at an annual rate of 0.15% of its average daily net assets. GSAM has entered into a contract with the Trust to receive 0.12% of these fees.

Distributor

         The Asset Allocation Fund’s shares are offered on a continuous basis through Goldman, Sachs & Co. (“Goldman”), which acts as Distributor under the Distribution Agreement for The Commerce Funds. Goldman is located at 85 Broad Street, New York, New York 10004. Goldman may receive a portion of the sales load imposed on the sale of shares of the Asset Allocation Fund.

THE DISTRIBUTION PLAN AND THE SHAREHOLDER ADMINISTRATIVE SERVICES PLANS

         The Distributor is entitled to payment on a monthly basis at an annual rate not exceeding 0.25% of the average daily net assets of Service Shares from the Trust for distribution expenses incurred pursuant to the Distribution Plan (the “12b-1 Plan”) adopted on behalf of the Service Shares. Under the 12b-1 Plan, the Trust may pay the Distributor (or any other person) for: (i) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Service Shares; (ii) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for Service Shares; (iii) expenses incurred in connection with printing and mailing prospectuses and statements of additional information to other than current Service Class shareowners; (iv) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms with respect to the Asset Allocation Fund’s Service Shares beneficially owned by customers for whom the distribution organization is the recordholder of record of such Service Shares; or (v) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

         The Commerce Funds may enter into Servicing Agreements with Service Organizations, which may include the Adviser and its affiliates, pursuant to the Shareholder Administrative Services Plans for Institutional Shares and Service Shares (the “Services Plans”). The Servicing Agreements provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of Institutional and Service Shares of the Asset Allocation Fund in consideration for the Asset Allocation Fund’s payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the shares of the Asset Allocation Fund beneficially owned by such customers and held by the Service Organizations. At The Commerce Funds’ option, it may reimburse the Service Organizations’ out-of-pocket expenses as well. Such services may include: (i) processing dividend and distribution payments from the Asset Allocation Fund; (ii) providing information periodically to customers showing their share positions in Institutional and Service Shares; (iii) arranging for bank wires; (iv) responding to customer inquiries concerning their investments in shares; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for such subaccounting; (vi) if required by law, forwarding shareholder communications; (vii) processing share exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; (ix) establishing and maintaining accounts and records relating to customers that invest in shares; (x) responding to customer inquiries relating to the services performed by the Service Organization; and (xi) other similar services requested by The Commerce Funds. Service Organizations may be requested to provide marketing assistance (e.g., forwarding sales literature and advertising to their customers) in connection with the distribution of Fund shares.

         The Services Plans are subject to annual reapproval by a majority of the Trust’s Board of Trustees, including a majority of the Independent Trustees and is terminable without penalty at any time by a vote of a majority of the Independent Trustees or by vote of the holders of a majority of the outstanding shares of each class of the Asset Allocation Fund involved. Any agreement entered into pursuant to the Services Plans with a Service Organization is terminable without penalty, at any time, by vote of a majority of the Independent Trustees, by vote of the holders of a majority of the outstanding shares of each class of the Asset Allocation Fund, or by the Service Organizations. Each agreement will also terminate automatically in the event of its assignment.

         The Trust’s Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plan and Services Plans will benefit the Asset Allocation Fund and its shareowners.

PORTFOLIO TRANSACTIONS

Brokerage Transactions and Commissions

         Transactions on U.S. stock exchanges by the Asset Allocation Fund and the Underlying Funds involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of Commerce transactions may vary among different brokers. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below. Unlike transactions on U.S. stock exchanges which involve the payment of negotiated brokerage commissions, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

         Debt securities purchased and sold by the Asset Allocation Fund and the Underlying Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

         The Advisory Agreement for the Asset Allocation Fund and the advisory agreements for the Affiliated Underlying Funds provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will use reasonable efforts to seek the best overall terms available on behalf of the Asset Allocation Fund and Affiliated Underlying Fund. In assessing the best overall terms available for any transaction, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the agreement authorizes the Adviser, subject to the prior approval of the Board of Trustees, to cause the Asset Allocation Fund or the Affiliated Underlying Funds to pay a broker/dealer furnishing brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that it determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the Trust, Asset Allocation Fund and each Affiliated Underlying Fund. Such brokerage and research services might consist of reports and statistics of specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, broad overviews of the stock, bond and government securities markets and the economy, and advice as to the value of securities, as well as the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Asset Allocation Fund or the Affiliated Underlying Funds. The Board of Trustees will periodically review the commissions paid by the Asset Allocation Fund or the Affiliated Underlying Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Asset Allocation Fund and the Affiliated Underlying Funds. It is possible that certain supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Asset Allocation Fund or an Affiliated Underlying Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Securities of the Asset Allocation Fund or the Affiliated Underlying Funds will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, sub-adviser to the International Equity Fund, Goldman or any affiliated person (as such term is defined in the 1940 Act) thereof acting as principal or broker, except to the extent permitted by the SEC. However, The Commerce Funds’ Board of Trustees has authorized the Adviser to allocate purchase and sale orders for portfolio securities to broker/dealers and other financial institutions including, in the case of agency transactions, institutions which are affiliated with the Adviser, to take into account the sale of shares of the Asset Allocation Fund or Affiliated Underlying Fund if the Adviser believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms, provided such transactions comply with the requirements of Rule 17e-1 under the 1940 Act. In addition, the Asset Allocation Fund and Affiliated Underlying Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Adviser, Goldman, or any affiliated person thereof is a member, except to the extent permitted by the SEC. Under certain circumstances, the Asset Allocation Fund and the Affiliated Underlying Funds may be at a disadvantage when compared to other investment companies which have similar investment objectives but that are not subject to such limitations.

         Investment decisions for the Asset Allocation Fund and each Affiliated Underlying Fund are made independently from those made for other investment companies and accounts advised or managed by the adviser. Such other investment companies and accounts may also invest in the same securities as the Asset Allocation Fund and each Affiliated Underlying Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Asset Allocation Fund or any Affiliated Underlying Fund and another investment company or account, that transaction will be aggregated (where not inconsistent with the policies set forth in the applicable Prospectus) and allocated as to amount in a manner which the Adviser believes to be equitable and consistent with its fiduciary obligations to the Asset Allocation Fund and each Affiliated Underlying Fund involved and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Asset Allocation Fund or an Affiliated Underlying Fund or the size of the position obtained by the Asset Allocation Fund or an Affiliated Underlying Fund.

INDEPENDENT AUDITORS

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110 serves as independent auditors for The Commerce Funds.

COUNSEL

         Drinker Biddle & Reath LLP, (of which Mr. McConnel, Secretary of The Commerce Funds, and Ms. McCarthy, Assistant Secretary of The Commerce Funds, are partners), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, are counsel to The Commerce Funds.

ADDITIONAL INFORMATION ON PERFORMANCE

         From time to time, yield and total return of the Asset Allocation Fund for various periods may be quoted in advertisements, shareholder reports or other communications to shareowners. The performance of the Asset Allocation Fund may also be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds.

         Yield Calculations. The Asset Allocation Fund’s yield is calculated by dividing its net investment income per share (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Asset Allocation Fund’s net investment income per share earned during the period may be different than that determined for accounting purposes and is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield = 2[(a-b + 1)[6] – 1] cd

Where:	a =	dividends and interest earned during the period.

	b =	expenses accrued for the period (net of reimbursements)

	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d =	maximum offering price per share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by the Asset Allocation Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held in its portfolio. The Asset Allocation Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         With respect to mortgage-related obligations which are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Asset Allocation Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

         Undeclared earned income may be subtracted from the maximum offering price per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         The Distribution Rate for a specified period is calculated by dividing the total distribution per unit by the maximum offering price or net asset value on the last day of the period and then annualizing such amount.

         The foregoing calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (2) all recurring fees charged to all shareowner accounts are included. The ending redeemable value (variable “ERV” in the formula) is determined by assuming completed redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. In addition, the Asset Allocation Fund’s yield and distribution rate will reflect the deduction of the maximum sales load charged in connection with purchases of shares. The yield and distribution rate calculations do not include fees that may be imposed by institutions on their customers. If the foregoing fees had been included in the yields and distribution rates reported above, performance of the Asset Allocation Fund would have been lower. For current yield information, please contact The Commerce Funds at the telephone number on the cover page of this Statement of Additional Information.

         Total Return Calculations. The Asset Allocation Fund computes its “average annual total return” by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P (1 + T) [n] = ERV

Where: P =	hypothetical initial payment of $1,000.

T =	average annual total return.

n =	number of years.

ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fraction thereof)

         The Asset Allocation Fund computes its “aggregate total return” by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

T = (ERV — 1
P)

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Asset Allocation Fund’s mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable “P” in the formula). The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         “Average annual total return (after taxes on distributions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

         “Average annual total return (after taxes on distributions and redemptions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

         The Asset Allocation Fund may from time to time include discussions or illustrations of the effects of compounding in advertisements, sales literature, communications to shareowners and other materials (“Literature”). “Compounding” refers to the fact that, if dividends or other distributions on investment in the Asset Allocation Fund are reinvested by being paid in additional shares of the Asset Allocation Fund, any future income or capital appreciation of the Asset Allocation Fund would increase the value, not only of the original Asset Allocation Fund investment, but also of the additional Asset Allocation Fund shares received through reinvestment. As a result, the value of the Asset Allocation Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The Asset Allocation Fund may also from time to time include in Literature total return figures in order to compare more accurately its performance with other measures of investment return. For example, in comparing the Asset Allocation Fund’s total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Asset Allocation Fund may calculate its total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Asset Allocation Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Asset Allocation Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

         In addition, the Asset Allocation Fund may also include in Literature discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Asset Allocation Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Literature may summarize the substance of information contained in shareholder reports (including the investment composition of the Asset Allocation Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Asset Allocation Fund. The Asset Allocation Fund may also include in Literature charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Asset Allocation Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Asset Allocation Fund and/or other mutual funds. Literature may include a discussion of certain attributes or benefits to be derived by an investment in the Asset Allocation Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Literature may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

         A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

         “A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

         “A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

         “A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         “B” — Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

         “C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         “D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

         “Prime-1” — Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         “Prime-2” — Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         “Prime-3” — Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         “Not Prime” — Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         “F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

         “F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         “F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         “B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         “C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         “D” — Securities are in actual or imminent payment default.

Long-Term Credit Ratings

         The following summarizes the ratings used by Standard & Poor’s for long-term issues:

         “AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

         “AA” — An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

         “A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

         “BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         “BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

         “B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

         “CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         “CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

         “C” — A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         “D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          -     PLUS (+) OR MINUS (-) — The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody’s for long-term debt:

         “Aaa” — Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         “Aa” — Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

         “A” — Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         “Baa” — Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         “Ba” — Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         “B” — Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         “Caa” — Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         “Ca” — Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         “C” — Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         “AAA” — Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         “AA” — Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         “A” — Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         “BBB” — Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         “BB” — Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         “B” — Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         “CCC,” “CC” and “C” — Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

         “DDD,” “DD” and “D” — Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

         CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

         Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	Positive means that a rating may be raised.

•	Negative means that a rating may be lowered.

•	Stable means that a rating is not likely to change.

•	Developing means a rating may be raised or lowered.

•	N.M. means not meaningful.

Moody’s

         Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

         Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

         A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

         “SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         “SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels – MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

         “MIG-1"/“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         “MIG-2"/“VMIG-2” — This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         “MIG-3"/“VMIG-3” — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         “SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

APPENDIX B

         The Growth, Value, MidCap Growth, International Equity and Bond Funds may enter into futures contracts and options. Such transactions are described in this Appendix.

I. Interest Rate Futures Contracts.

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Underlying Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         An Underlying Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Underlying Fund, by using futures contracts.

         Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by an Underlying Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by an Underlying Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Underlying Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Underlying Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Underlying Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Underlying Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, an Underlying Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Underlying Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Underlying Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities, three-month Treasury Bills; and ninety-day commercial paper. An Underlying Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II. Stock Index Futures Contracts.

         General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         An Underlying Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. An Underlying Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, an Underlying Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, an Underlying Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, an Underlying Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that an Underlying Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. An Underlying Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies.

         A futures contract on a foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by an Underlying Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV. Margin Payments.

         Unlike when an Underlying Fund purchases or sells a security, no price is paid or received by an Underlying Fund upon the purchase or sale of a futures contract. Initially, an Underlying Fund will be required to deposit with the broker or in a segregated account with an Underlying Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Underlying Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when an Underlying Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value an Underlying Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where an Underlying Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and an Underlying Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, an Underlying Fund may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate an Underlying Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to an Underlying Fund, and an Underlying Fund realizes a loss or gain.

V. Risks of Transactions in Futures Contracts.

         There are several risks in connection with the use of futures by an Underlying Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Underlying Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, an Underlying Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, an Underlying Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by The Commerce Funds. Conversely, an Underlying Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the future contract being used, or if otherwise deemed to be appropriate by The Commerce Funds. It is also possible that, where an Underlying Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in an Underlying Fund may decline. If this occurred, an Underlying Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities or a currency before an Underlying Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if an Underlying Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, an Underlying Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities to be purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by The Commerce Funds may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Underlying Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Underlying Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Underlying Funds is also subject to the adviser’s ability to predict correctly movements in the direction of the market. For example, if a particular Underlying Fund has hedged against the possibility of a decline in the market adversely affecting securities held and securities prices increase instead, an Underlying Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if an Underlying Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. An Underlying Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI. Options on Futures Contracts.

         The Underlying Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Underlying Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Underlying Funds do not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

VII. Accounting and Tax Treatment.

         Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

         Generally, futures contracts held by the Underlying Funds at the close of the Underlying Funds’ taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as “mark-to-market.” Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time an Underlying Fund holds the futures contract (“the 40-60 rule”). The amount of any capital gain or loss actually realized by an Underlying Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by an Underlying Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a “mixed straddle” because their values fluctuate inversely to the values of specific securities held by an Underlying Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, an Underlying Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of an Underlying Fund’s taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, an Underlying Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

         Certain foreign currency contracts entered into by the Underlying Funds may be subject to the “mark-to-market” process. If the Underlying Fund makes a Capital Asset Election with respect to such contracts, the contracts will be subject to the 40-60 rule, described above. Otherwise, such gain or loss will be treated as 100% ordinary gain or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded, or the settlement value of the contract must depend upon; (2) the contract must be entered into at arm’s length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by an Underlying Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the “mark-to-market” rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a “section 988 hedging transaction” (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. “Section 988 hedging transactions” are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that an Underlying Fund may make or may ender into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Underlying Funds which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

THE COMMERCE FUNDS

FORM N-1A

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(a)	Trust Instrument dated February 7, 1994.[1]

(b)	Bylaws of Registrant.[1]

(c)	Not applicable.

(d)	(1)	Advisory Agreement among Registrant, Commerce Bank, N.A. (St. Louis) and Commerce Bank, N.A. (Kansas City).[1]

	(2)	Sub-Advisory Agreement dated November 20, 2000 between Commerce Bank, N.A. and T. Rowe Price International, Inc.[7]

	(3)	Addendum No. 1 to Advisory Agreement among Registrant, Commerce Bank, N.A. (St. Louis) and Commerce Bank, N.A. (Kansas City) with respect to the Value Fund.[3]

	(4)	Addendum No. 2 to Advisory Agreement between Registrant and Commerce Bank, N.A. with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(5)	Fee Waiver Agreement between Commerce Investment Advisors, Inc. and The Commerce Funds.[10]

	(6)	Form of Waiver Agreement between Commerce Investment Advisors Inc. and The Commerce Funds regarding the Asset Allocation Fund.[10]

	(7)	Assignment and Assumption Agreement dated May 1, 2001 among Registrant, Commerce Bank, N.A. and Commerce Investment Advisors, Inc.[9]

	(8)	Form of Addendum No. 3 to Advisory Agreement between Registrant and Commerce Investment Advisors, Inc. with respect to the Asset Allocation Fund.[10]

(e)	Distribution Agreement between Registrant and Goldman, Sachs & Co.[1]

	(1)	Addendum No. 1 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Value Fund.[3]

	(2)	Addendum No. 2 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(3)	Form of Addendum No. 3 to Distribution Agreement between Registrant and Goldman, Sachs & Co. with respect to the Asset Allocation Fund.[10]

(f)	Deferred Compensation Plan and Forms of Agreement.[5]

(g)	(1)	Custodian Agreement between Registrant and State Street Bank and Trust Company.[1]

	(2)	Letter Agreement to Custodian Agreement between Registrant and State Street and Trust Company with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(3)	Letter Agreement to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Missouri Tax-Free Intermediate Bond Fund and National Tax-Free Intermediate Bond Fund.[7]

	(4)	Amendment dated June 28, 2001 to Custodian Contract dated December 1, 1994 between Registrant and State Street Bank and Trust Company.[9]

	(5)	Form of Letter Agreement to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Asset Allocation Fund.[10]

(h)	(1)	Administration Agreement between Registrant and Goldman Sachs Asset Management.[1]

	(2)	Addendum No. 1 to Administration Agreement between Registrant and Goldman Sachs Asset Management with respect to the Value Fund.[3]

	(3)	Addendum No. 2 to Administration Agreement between Registrant and Goldman Sachs Asset Management with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(4)	Form of Addendum No. 3 to Administrative Agreement between Registrant and Goldman Sachs Asset Management with respect to the Asset Allocation Fund.[10]

	(5)	Transfer Agency Agreement between Registrant and State Street Bank and Trust Company.[1]

	(6)	Letter Agreement to Transfer Agency Agreement between Registrant and State Street Bank and Trust Company with respect to the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund.[7]

	(7)	Form of Letter Agreement to Transfer Agency Agreement between Registrant and State Street Bank and Trust Company with respect to the Asset Allocation Fund.[10]

	(8)	Amended and Restated Shareholder Administrative Services Plan for Institutional Shares and related Servicing Agreement.[10]

	(9)	Amended and Restated Shareholder Administrative Services Plan for Service Shares and related Servicing Agreement.[10]

	(10)	Form of Amended and Restated Waiver and Reimbursement Agreement between Registrant and Goldman, Sachs & Co.[10]

(i)	Opinion of Counsel.[10]

(j)	(1)	Consent of Drinker Biddle & Reath LLP (included in Exhibit (i) above).

(k)	Not Applicable.

(l)	(1)	Purchase Agreement between Registrant and Initial Trustee.[1]

	(2)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[1]

	(3)	Purchase Agreement between Registrant and Commerce Bank, N.A.[1]

	(4)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[3]

	(5)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[7]

	(6)	Purchase Agreement between Registrant and Goldman, Sachs & Co.[6]

	(7)	Form of Purchase Agreement between Registrant and Goldman, Sachs & Co.[10]

(m)	Amended and Restated Distribution Plan for Service Shares.[10]

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.[10]

1.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 30, 1995.

2.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on December 13, 1996.

3.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on September 16, 1997.

4.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on March 2, 1998.

5.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on December 18, 1998.

6.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on October 18, 2000.

7.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.

8.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 21, 2001.

9.	Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on February 28, 2002.

10.	Filed herewith.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Registrant is controlled by its Board of Trustees. As of the date of this Registration Statement, no person is controlled by or under common control with the Registrant.

Item 25. INDEMNIFICATION

         Section IV of the Administration Agreement and Section XIII of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. (“Goldman”) provides for indemnification of Goldman in connection with certain claims and liabilities to which Goldman, in its capacity as Registrant’s Administrator and Distributor, may be subject. Copies of the Administration Agreement and Distribution Agreement are incorporated herein by reference as Exhibits 23(e) and (h), respectively.

         Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

         In addition, Section 10.2 of Registrant’s Trust Instrument, a copy of which is incorporated herein by reference as Exhibit 23(a), provides for indemnification of the Trustees and officers as follows:

Section 10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter or willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

         Section 10.3 of Registrant’s Trust Instrument provides for indemnification of shareholders as follows:

Section 10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Provisions for indemnification of Registrant’s Adviser are contained in Section 3 of the Investment Advisory Agreements with Registrant.

         Provisions for indemnification of Registrant’s principal underwriter, Goldman Sachs & Co., is contained in Section XIII of its Distribution Agreement with Registrant.

         Provisions for indemnification of Registrant’s Transfer Agent are contained in Article 6 of its Transfer Agency Agreement with Registrant.

         Provisions for indemnification of Registrant’s Administrator are contained in Section IV of its Administration Agreement with Registrant.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         (a)  Commerce Investment Advisers, Inc., the Registrant’s investment adviser, provides a comprehensive range of financial services including investment management, trust, retail, commercial, brokerage, and correspondent banking services.

         Set forth below is a list of all of the directors and senior executive officers of Commerce Investment Advisers, Inc. and, with respect to each such person, the name and business address of the company or companies (if any) with which such person has been connected at any time since November 1, 1999, as well as the capacity in which such person was connected.

Name and Position with	Name and Principal
Commerce Investment	Business Address of Other	Connection with Other
Advisers, Inc.	Company	Company

Mr. Vernon R. Stranghoener Executive Director	Commerce Bank 8000 Forsyth Clayton, MO 63105 (October 1999 to present)	President of The Commerce Trust Company, a division of Commerce Bank, N.A.

Mr. Landers J. Carnal Chief Investment Officer & Director	Commerce Bank, N.A. St. Louis, MO (June 2000 to present)	Executive Vice President

Name and Position with	Name and Principal
Commerce Investment	Business Address of Other	Connection with Other
Advisers, Inc.	Company	Company

	Bank of America Capital Management, Inc. St. Louis, MO (February 2000 to May 2000)	Senior Vice President

	Boatman’s Capital Management, Inc. St. Louis, MO (April 1997 to January 2000)	Director, President and Chief Investment Officer

Mr. Larry Franklin, Sr. President & Director	Commerce Bank, N.A. 1000 Walnut Street Kansas City, MO (December 1993 to present)	Senior Vice President

Mr. William R. Schuetter Vice President and Chief Operating Officer	Commerce Bank 1000 Walnut Street Kansas City, MO 64106 (December 1998 to present)	Vice President

Mr. Joseph Reece Vice President and Chief Compliance Chief	Commerce Bank, N.A. 1000 Walnut Street Kansas City, MO 64106 (September 1999 to present)	Assistant Vice President

Mr. Eric B. Tanner Secretary	Commerce Bank 1000 Walnut Street Kansas City, MO 64106 (August 1993 to present)	Vice President

         (b)  The information required by this Item 26 with respect to each director and officer of Bank of Ireland Asset Management (U.S.) is incorporated by reference to Form ADV and Schedules A and D filed by Bank of Ireland Asset Management (U.S.) with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-29606).

Item 27. PRINCIPAL UNDERWRITERS

         (a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units or shares of Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Trust for Credit Unions, and as administrator and distributor for the units of The Commerce Funds.

         (b)  Set forth below is certain information pertaining to the executive committee of Goldman, Sachs & Co., Registrant’s principal underwriter. None of the members of the executive committee hold positions or offices with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman Sachs & Co.

Henry M. Paulson, Jr. (1)	Chairman and Chief Executive Officer

Robert J. Hurst (1)	Vice Chairman

John A. Thain (1)(3)	President and Co-Chief Operating Officer

John L. Thornton (3)	President and Co-Chief Operating Officer

Lloyd C. Blankfein (1)	Managing Director

Richard A. Friedman (1)	Managing Director

Steven M. Heller (1)	Managing Director

Robert S. Kaplan (1)	Managing Director

Philip D. Murphy (2)	Managing Director

Daniel M. Neidich (1)	Managing Director

Robert K. Steel (2)	Managing Director

David A. Viniar (4)	Managing Director

Patrick J. Ward (3)	Managing Director

Peter A. Weinberg (3)	Managing Director

Gregory K. Palm (1)	Counsel and Managing Director

Jon Winkelried (3)	Managing Director

Gary D. Cohn (1)	Managing Director

J. Michael Evans (5)	Managing Director

Name and Principal
Business Address	Position with Goldman Sachs & Co.

Scott B. Kapnick (3)	Managing Director

Kevin W. Kennedy (1)	Managing Director

Peter S. Kraus (5)	Managing Director

Andrew J. Melnick (5)	Managing Director

Eric M. Mindich (5)	Managing Director

Steven T. Mnuchin (1)	Managing Director

Thomas K. Montag (5)	Managing Director

Suzanne Nora Johnson (5)	Managing Director

Eric S. Schwartz (5)	Managing Director

Esta Stecher (5)	Senior Counsel and Managing Director

(1)	85 Broad Street, New York, NY 10004

(2)	32 Old Slip, New York, NY 10005

(3)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(4)	10 Hanover Square, New York, NY 10005

(5)	One New York Plaza, New York, NY 10004

(c)  Not Applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

(1)	Commerce Investment Advisers, Inc., 8000 Forsyth Boulevard, St. Louis, Missouri, and 1000 Walnut Street, Kansas City, Missouri (records relating to their functions as investment adviser to each of Registrant’s investment portfolios).

(2)	Bank of Ireland Asset Management (U.S.), 75 Holly Hill Lane, Greenwich, CT 06830 (records relating to its function as sub-investment adviser to Registrant’s International Equity Fund).

(3)	Goldman, Sachs & Co., 32 Old Slip, New York, New York (records relating to its function as administrator and distributor to each of Registrant’s investment portfolios).

(4)	State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts (records relating to its function as custodian and transfer agent to each of Registrant’s investment portfolios).

(5)	Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant’s Trust Instrument, By-Laws and minute books).

Item 29. MANAGEMENT SERVICES

         Not Applicable.

Item 30. UNDERTAKINGS

         Not Applicable.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 8th day of July, 2002.

THE COMMERCE FUNDS
Registrant

/s/ Warren W. Weaver

Warren W. Weaver President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

* Randall D. Barron Randall D. Barron	Trustee, Treasurer	July 8, 2002

* David L. Bodde David L. Bodde	Trustee	July 8, 2002

* John Eric Helsing John Eric Helsing	Trustee, Chairman	July 8, 2002

* John Joseph Holland John Joseph Holland	Trustee	July 8, 2002

/s/ Warren W. Weaver Warren W. Weaver	Trustee, President	July 8, 2002

*By: /s/ Warren W. Weaver

Warren W. Weaver Attorney-in-Fact

THE COMMERCE FUNDS

POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Warren W. Weaver, hereby constitutes and appoints W. Bruce McConnel his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.

DATED: October 25, 2000

/s/ Warren W. Weaver

Warren W. Weaver

THE COMMERCE FUNDS

POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, John Joseph Holland, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ John Joseph Holland

John Joseph Holland

THE COMMERCE FUNDS

POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, John Eric Helsing, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ John Eric Helsing

John Eric Helsing

THE COMMERCE FUNDS

POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, Randall D. Barron, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ Randall D. Barron

Randall D. Barron

THE COMMERCE FUNDS

POWER OF ATTORNEY

                  Know All Men by These Presents, that the undersigned, David L. Bodde, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ David L. Bodde

David L. Bodde

THE COMMERCE FUNDS

EXHIBIT INDEX

Exhibits

23(d)(5)	Fee Waiver Agreement for International Equity Fund.

23(d)(6)	Form of Fee Waiver Agreement for Asset Allocation Fund.

23(d)(8)	Form of Addendum No. 3 to the Advisory Agreement.

23(e)(3)	Form of Addendum No. 3 to the Distribution Agreement.

23(g)(5)	Form of Letter Agreement to the Custodian Agreement.

23 (h)(4)	Form of Addendum No. 3 to the Administrative Agreement.

23(h)(7)	Form of Letter Agreement to the Transfer Agency Agreement.

23(h)(8)	Amended and Restated Shareholder Administrative Services Plan (Institutional Shares).

23(h)(9)	Amended and Restated Shareholder Administrative Service Plan (Service Shares).

23(h)(10)	Form of Amended and Restated Waiver and Reimbursement Agreement between Registrant and Goldman Sachs & Co.

23(i)	Opinion of Drinker Biddle & Reath LLP.

23(l)(7)	Form of Purchase Agreement between Registrant and Goldman, Sachs & Co.

23(m)	Amended and Restated Distribution Plan – Service Shares.

23(n)	Amended and Restated Rule 18f-3 Plan.